UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1: Reports to Shareholders

SEMI-ANNUAL REPORT
June 30, 2004
The Munder S&P ®
Index Funds
Class K and Y Shares

Munder S&P® MidCap Index Equity Fund Munder S&P® SmallCap Index Equity Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    For the six months ended June 30, 2004, the S&P 500® Index generated a 3.44% return, posting an almost identical return for each of the two quarters. A 1.69% return for the first quarter of 2004 was followed by a 1.72% return for the second quarter. In contrast, the Lehman Brothers Aggregate Bond Index posted a lower 0.15% return for the six months ended June 30, with significantly different returns from one quarter to the next. After a strong 2.66% return for the first quarter of 2004, the Lehman Index posted a –2.44% return for the second quarter. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    In addition to traditional mutual funds, Munder Capital Management, the investment advisor for The Munder Funds, offers quantitative and indexed investment products such as the S&P® Index Funds through its World Asset Management division. World Asset Management has focused exclusively on quantitative and indexed products and services since the mid-1970s.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Funds covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
Portfolio of Investments:
1	Munder S&P® MidCap Index Equity Fund
16	Munder S&P® SmallCap Index Equity Fund
38	Statements of Assets and Liabilities
40	Statements of Operations
41	Statements of Changes in Net Assets
43	Statements of Changes in Net Assets — Capital Stock Activity
46	Financial Highlights
51	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Both the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities.

    The performance data contained in the following commentary is based on Class Y Shares of the applicable Fund for the six-month period ending June 30, 2004. Performance of Class K shares will differ. The returns for each Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change. Complete lists of holdings as of June 30, 2004 are contained in each Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER S&P® MIDCAP INDEX EQUITY FUND

Fund Managers: The S&P® MidCap Index Equity Fund Team

    The Fund earned a return of 5.83% for the six months ended June 30, 2004, compared to the 6.09% return for the S&P MidCap 400® Index.

    The S&P MidCap 400® Index outperformed the larger-cap S&P 500® Index for the six-month time period, but trailed the S&P SmallCap 600® Index. Nine of the ten S&P MidCap 400® sectors generated a positive return, with double-digit returns from the consumer staples, energy and industrial sectors. The information technology sector was the only sector to post a negative return for the year.

    The Fund continued to achieve its goal of closely tracking the total return of the S&P MidCap 400® Index. The weight of each of the 400 holdings in the Fund is carefully monitored relative to its weight in the S&P MidCap 400® universe of stocks. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns of the Fund and its S&P MidCap 400® benchmark is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P MidCap 400® Index is not an actual mutual fund, there are no expenses charged against its return.

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

Fund Managers: The S&P® SmallCap Index Equity Fund Team

    The Fund earned a return of 9.66% for the six months ended June 30, 2004, compared to the 10.05% return for the S&P SmallCap 600® Index.

    The S&P SmallCap 600® Index outperformed both the S&P MidCap 400® Index and the larger-cap S&P 500® Index for the six-month time period. All ten sectors of the S&P SmallCap 600® Index posted positive returns, with the strongest performance coming from the energy sector. Other sectors with double-digit returns included health care, materials and industrials. Information technology and consumer staples were among the weaker sectors.

    The Fund continued to achieve its goal of closely tracking the total return of the S&P SmallCap 600® Index. The weight of each of the 600 holdings in the Fund is carefully monitored relative to its weight in the S&P SmallCap 600® universe of stocks. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns of the Fund and its S&P SmallCap 600® benchmark is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P SmallCap 600® Index is not an actual mutual fund, there are no expenses charged against its return.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The S&P 500® Index is a widely recognized, unmanaged index that measures the performance of the large-cap sector of the U.S. stock market.

You cannot invest directly in an index, securities in a Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

[This Page Intentionally Left Blank]

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 94.5%
Aerospace & Defense — 1.3%
4,400	Alliant Techsystems, Inc.†	$278,696
12,500	L-3 Communications Holding, Inc.***	835,000
7,600	Precision Castparts Corporation	415,644
1,200	Sequa Corporation, Class A***, †	70,164

		1,599,504

Airlines — 0.5%
10,000	AirTran Holdings, Inc.†	141,300
3,200	Alaska Air Group, Inc.***, †	76,384
12,050	JetBlue Airways Corporation***, †	354,029

		571,713

Air Freight & Logistics — 1.3%
10,000	C.H. Robinson Worldwide, Inc.	458,400
5,900	CNF, Inc.	245,204
12,400	Expeditors International of Washington, Inc.	612,684
9,500	J.B. Hunt Transport Services, Inc.	366,510

		1,682,798

Automobiles — 0.2%
6,800	Thor Industries, Inc.	227,528

Auto Components — 1.3%
8,225	ArvinMeritor, Inc.	160,963
2,300	Bandag, Inc.	102,419
6,500	Borg Warner, Inc.	284,505
9,100	Gentex Corporation***	361,088
8,100	Lear Corporation	477,819
4,100	Modine Manufacturing Company	130,585
3,200	Superior Industries International, Inc.***	107,040

		1,624,419

Beverages — 0.7%
12,500	Constellation Brands, Inc., Class A†	464,125
16,250	PepsiAmericas, Inc.	345,150

		809,275

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Biotechnology — 1.1%
6,600	Cephalon, Inc.***, †	$356,400
5,400	Charles River Laboratories International, Inc.***, †	263,898
35,852	Millennium Pharmaceuticals, Inc.†	494,758
11,100	Protein Design Labs, Inc.***, †	212,343
9,200	Vertex Pharmaceuticals, Inc.***, †	99,728

		1,427,127

Building Products — 0.2%
4,900	York International Corporation	201,243

Capital Markets — 2.2%
9,500	A.G. Edwards, Inc.	323,285
8,100	Eaton Vance Corporation	309,501
7,800	Investors Financial Services Corporation***	339,924
6,500	Jefferies Group, Inc.	200,980
7,100	LaBranche & Company, Inc.***	59,782
7,900	Legg Mason, Inc.	718,979
8,700	Raymond James Financial, Inc.	230,115
12,200	SEI Investments Company	354,288
9,800	Waddell & Reed Financial, Inc., Class A	216,678

		2,753,532

Chemicals — 2.6%
8,700	Airgas, Inc.	208,017
4,900	Albemarle Corporation***	155,085
7,300	Cabot Corporation	297,110
13,454	Crompton Corporation	84,760
4,600	Cytec Industries, Inc.	209,070
4,900	Ferro Corporation	130,732
4,200	FMC Corporation***, †	181,062
13,600	IMC Global, Inc.	182,240
6,100	Lubrizol Corporation	223,382
20,900	Lyondell Chemical Company***	363,451
2,400	Minerals Technologies, Inc.	139,200
8,150	Olin Corporation***	143,603
13,700	RPM International, Inc.	208,240
3,800	Scotts Company (The)†	242,744

See Notes to Financial Statements.

Shares		Value

Chemicals (Continued)
5,500	Sensient Technologies Corporation***	$118,140
6,000	Valspar Corporation	302,340

		3,189,176

Commercial Banks — 5.3%
13,038	Associated Banc Corporation	386,316
6,250	Bank of Hawaii Corporation	282,625
20,350	Banknorth Group, Inc.	660,968
5,800	City National Corporation	381,060
15,000	Colonial BancGroup, Inc.	272,550
9,200	Commerce Bancorp, Inc.***	506,092
14,400	Compass Bancshares, Inc.	619,200
6,100	Cullen/ Frost Bankers, Inc.	272,975
10,000	FirstMerit Corporation***	263,700
6,000	Greater Bay Bancorp***	173,400
18,400	Hibernia Corporation, Class A	447,120
9,400	Mercantile Bankshares Corporation	440,108
23,980	National Commerce Financial Corporation	779,350
4,100	Silicon Valley Bancshares***, †	162,565
8,400	TCF Financial Corporation***	487,620
3,700	Westamerica Bancorporation	194,065
7,800	Wilmington Trust Corporation	290,316

		6,620,030

Commercial Services & Supplies — 4.8%
3,000	Banta Corporation***	133,230
6,696	Brink’s Company (The)†	229,338
11,900	Career Education Corporation†	542,164
10,300	ChoicePoint, Inc.†	470,298
10,500	Copart, Inc.***, †	280,350
10,600	Corinthian Colleges, Inc.†	262,244
8,300	DeVry, Inc.***, †	227,586
8,400	Dun & Bradstreet Corporation†	452,844
8,600	Education Management Corporation†	282,596
8,600	Herman Miller, Inc.	248,884
6,900	HNI Corporation	292,077
5,400	ITT Educational Services, Incorporated†	205,308
4,100	Kelly Services, Inc., Class A	122,180
4,500	Korn/ Ferry International***, †	87,165
5,200	Laurcate Education, Inc.†	198,848

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
10,500	Manpower, Inc.	$533,085
18,200	Republic Services, Inc.	526,708
5,350	Rollins, Inc.	123,103
7,300	Sotheby’s Holdings, Inc., Class A***, †	116,508
5,000	Stericycle, Inc.†	258,700
9,100	United Rentals, Inc.***, †	162,799
10,500	Viad Corporation***	283,605

		6,039,620

Communications Equipment — 2.1%
46,000	3Com Corporation†	287,500
9,400	ADTRAN, Inc.	313,678
10,300	Advanced Fibre Communications, Inc.†	208,060
5,627	Avocent Corporation†	206,736
7,200	CommScope, Inc.***, †	154,440
7,900	Harris Corporation	400,925
13,800	McDATA Corporation, Class A***, †	74,244
5,600	Plantronics, Inc.***, †	235,760
11,700	Polycom, Inc.†	262,197
12,300	Powerwave Technologies, Inc.***, †	94,710
13,500	UTStarcom, Inc.***, †	408,375

		2,646,625

Computers & Peripherals — 1.2%
8,600	Diebold, Inc.	454,682
4,200	Imation Corporation	178,962
21,300	Quantum Corporation***, †	66,030
19,000	SanDisk Corporation***, †	412,110
13,100	Storage Technology Corporation†	379,900

		1,491,684

Construction Materials — 0.2%
5,800	Martin Marietta Materials, Inc.	257,114

Construction & Engineering — 0.5%
5,750	Dycom Industries, Inc.†	161,000
4,950	Granite Construction, Inc.***	90,239
6,600	Jacobs Engineering Group, Inc.†	259,908
13,800	Quanta Services, Inc.***, †	85,836

		596,983

See Notes to Financial Statements.

Shares		Value

Consumer Finance — 0.3%
18,600	AmeriCredit Corporation***, †	$363,258

Containers & Packaging — 0.5%
6,000	Longview Fibre Company	88,380
12,500	Packaging Corporation of America	298,750
11,600	Sonoco Products Company	295,800

		682,930

Diversified Financial Services — 0.5%
5,800	GATX Corporation	157,760
8,200	Leucadia National Corporation	407,540

		565,300

Diversified Telecommunication Services — 0.1%
28,900	Cincinnati Bell, Inc.†	128,316

Electric Utilities — 3.2%
13,100	Alliant Energy Corporation	341,648
3,800	Black Hills Corporation***	119,700
15,000	DPL, Inc.	291,300
8,900	Duquesne Light Holdings, Inc.***	171,859
8,800	Great Plains Energy, Inc.***	261,360
9,400	Hawaiian Electric Industries, Inc.***	245,340
4,500	Idacorp, Inc.***	121,500
15,100	Northeast Utilities	293,997
6,300	NSTAR	301,644
10,300	OGE Energy Corporation	262,341
20,271	Pepco Holdings, Inc.	370,554
7,200	PNM Resources, Inc.***	149,544
11,700	Puget Energy, Inc.	256,347
10,100	Westar Energy, Inc.	201,091
14,000	Wisconsin Energy Corporation	456,540
4,300	WPS Resources Corporation	199,305

		4,044,070

Electrical Equipment — 0.5%
7,900	AMETEK, Inc.	244,110
7,100	Hubbell Incorporated, Class B	331,641

		575,751

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Electronic Equipment & Instruments — 2.1%
13,600	Arrow Electronics, Inc.†	$364,752
14,274	Avnet, Inc.†	324,020
9,900	CDW Corporation	631,224
10,200	KEMET Corporation†	124,644
9,300	National Instruments Corporation***	285,045
4,600	Newport Corporation†	74,382
5,100	Plexus Corporation***, †	68,850
6,700	Tech Data Corporation†	262,171
4,100	Varian, Inc.†	172,815
19,027	Vishay Intertechnology, Inc.†	353,521

		2,661,424

Energy Equipment & Services — 3.5%
6,400	Cooper Cameron Corporation†	311,680
17,900	ENSCO International, Inc.	520,890
7,891	FMC Technologies, Inc.†	227,261
14,325	Grant Prideco, Inc.†	264,439
9,000	Hanover Compressor Company***, †	107,100
5,900	Helmerich & Payne, Inc.	154,285
10,100	National-Oilwell, Inc.†	318,049
9,800	Patterson-UTI Energy, Inc.	327,418
16,100	Pride International, Inc.†	275,471
12,300	Smith International, Inc.†	685,848
7,200	Tidewater, Inc.***	214,560
11,540	Varco International, Inc.†	252,611
15,575	Weatherford International, Ltd.†	700,563

		4,360,175

Food & Staples Retailing — 0.8%
8,300	BJ’s Wholesale Club, Inc.†	207,500
5,500	Ruddick Corporation***	123,475
7,200	Whole Foods Market, Inc.	687,240

		1,018,215

Food Products — 2.6%
18,492	Dean Foods Company†	689,937
16,400	Hormel Foods Corporation	510,040
5,350	Interstate Bakeries Corporation	58,048
6,884	J.M. Smucker Company (The)	316,030
4,200	Lancaster Colony Corporation	174,888

See Notes to Financial Statements.

Shares		Value

Food Products (Continued)
13,100	Smithfield Foods, Inc.***, †	$385,140
6,257	Tootsie Roll Industries, Inc.	203,352
41,450	Tyson Foods, Inc., Class A	868,377

		3,205,812

Gas Utilities — 0.3%
7,600	AGL Resources, Inc.	220,780
5,800	WGL Holdings, Inc.***	166,576

		387,356

Health Care Equipment & Supplies — 2.8%
10,500	Apogent Technologies, Inc.†	336,000
7,300	Beckman Coulter, Inc.	445,300
13,000	Cytyc Corporation†	329,810
9,400	Dentsply International, Inc.	489,740
7,000	Edwards Lifesciences Corporation†	243,950
7,300	Hillenbrand Industries, Inc.	441,285
4,200	INAMED Corporation†	263,970
8,100	STERIS Corporation†	182,736
8,100	Varian Medical Systems, Inc.†	642,735
5,700	VISX, Inc.†	152,304

		3,527,830

Health Care Providers & Services — 4.5%
6,000	Apria Healthcare Group, Inc.†	172,200
11,700	Community Health Systems, Inc.†	313,209
7,400	Covance, Inc.†	285,492
10,450	Coventry Health Care, Inc.†	511,005
10,750	First Health Group Corporation†	167,808
13,300	Health Net, Inc., Class A†	352,450
5,200	Henry Schein, Inc.†	328,328
4,500	LifePoint Hospitals, Inc.***, †	167,490
11,600	Lincare Holdings, Inc.†	381,176
12,100	Omnicare, Inc.	518,001
9,600	Oxford Health Plans, Inc.	528,384
10,100	PacifiCare Health Systems, Inc.***, †	390,466
8,100	Patterson Dental Company†	619,569
7,850	Renal Care Group, Inc.†	260,070

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
8,869	Triad Hospitals, Inc.†	$330,193
6,900	Universal Health Services, Inc., Class B	316,641

		5,642,482

Hotels, Restaurants & Leisure — 3.1%
9,700	Applebee’s International, Inc.	223,294
4,100	Bob Evans Farms, Inc.	112,258
7,700	Boyd Gaming Corporation	204,589
11,350	Brinker International, Inc.†	387,262
36,200	Caesars Entertainment, Inc.†	543,000
5,700	CBRL Group, Inc.	175,845
6,100	Cheesecake Factory, Inc.***, †	242,719
7,000	Gtech Holdings Corporation***	324,170
6,300	International Speedway Corporation, Class A	306,432
7,200	Krispy Kreme Doughnuts, Inc.***, †	137,448
7,900	Mandalay Resort Group	542,256
8,850	Outback Steakhouse, Inc.	366,036
7,800	Ruby Tuesday, Inc.	214,110
11,000	Six Flags, Inc.***, †	79,860

		3,859,279

Household Durables — 3.5%
7,900	American Greetings Corporation, Class A†	183,122
5,400	Blyth, Inc.	186,246
27,575	D.R. Horton, Inc.	783,130
6,650	Furniture Brands International, Inc.	166,583
7,800	Harman International Industries, Inc.	709,800
7,200	Hovnanian Enterprises, Inc., Class A***, †	249,912
18,400	Lennar Corporation, Class A	822,848
7,850	Mohawk Industries, Inc.†	575,640
2,900	Ryland Group, Inc. (The)	226,780
8,700	Toll Brothers, Inc.***, †	368,184
6,900	Tupperware Corporation	134,067

		4,406,312

Household Products — 0.5%
4,800	Church & Dwight, Inc.	219,744
9,600	Energizer Holdings, Inc.†	432,000

		651,744

See Notes to Financial Statements.

Shares		Value

Industrial Conglomerates — 0.6%
10,300	ALLETE, Inc.	$342,990
3,700	Carlisle Companies, Inc.	230,325
4,700	Teleflex, Inc.	235,705

		809,020

Information Technology Services — 2.7%
10,100	Acxiom Corporation***	250,783
9,500	Alliance Data Systems Corporation†	401,232
14,200	BISYS Group, Inc. (The)†	199,652
17,500	Ceridian Corporation†	393,750
7,600	Certegy, Inc.	294,880
10,000	CheckFree Corporation***, †	300,000
15,200	Cognizant Technology Solutions Corporation, Class A†	386,232
6,200	CSG Systems International, Inc.†	128,340
9,900	DST Systems, Inc.†	476,091
15,500	Gartner, Inc., Class A***, †	204,910
7,600	Keane, Inc.***, †	104,044
12,400	MPS Group, Inc.†	150,288
9,871	Titan Corporation***, †	128,126

		3,418,328

Insurance — 4.3%
6,300	Allmerica Financial Corporation†	212,940
8,600	American Financial Group, Inc.***	262,902
4,600	AmerUs Group Co.***	190,440
10,700	Arthur J. Gallagher & Company	325,815
9,850	Berkley W.R. Corporation	423,058
8,100	Brown & Brown, Inc.	349,110
6,550	Everest Re Group, Ltd.	526,358
20,377	Fidelity National Financial, Inc.	760,877
10,500	First American Corporation	271,845
7,600	HCC Insurance Holdings, Inc.	253,916
5,100	Horace Mann Educators Corporation	89,148
5,900	MONY Group, Inc. (The)***, †	184,670
7,200	Ohio Casualty Corporation***, †	144,936
21,425	Old Republic International Corporation	508,201
8,200	Protective Life Corporation	317,094
3,500	StanCorp Financial Group, Inc.	234,500
8,000	Unitrin, Inc.	340,800

		5,396,610

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Internet Software & Services — 0.0%#
6,500	Retek, Inc.†	$39,910

Leisure Equipment & Products — 0.1%
8,900	Callaway Golf Company***	100,926

Machinery — 2.2%
10,600	AGCO Corporation†	215,922
10,300	Donaldson Company, Inc.	301,790
5,700	Federal Signal Corporation***	106,077
6,350	Flowserve Corporation†	158,369
8,050	Graco, Inc.	249,953
4,800	Harsco Corporation	225,600
4,250	Kennametal, Inc.	194,650
4,100	Nordson Corporation	177,817
11,800	Pentair, Inc.	396,952
8,960	SPX Corporation	416,102
2,200	Tecumseh Products Company, Class A	90,618
5,500	Trinity Industries, Inc.***	174,845

		2,708,695

Marine — 0.1%
5,000	Alexander & Baldwin, Inc.	167,250

Media — 2.7%
13,700	Belo Corp., Class A	367,845
6,100	Catalina Marketing Corporation***, †	111,569
6,550	Emmis Communications Corporation, Class A†	137,419
6,100	Entercom Communications Corporation†	227,530
10,300	Harte-Hanks, Inc.	251,423
5,300	Lee Enterprises Incorporated	254,453
2,800	Media General, Inc., Class A	179,816
11,700	Readers Digest Association, Inc. (The)	187,083
4,660	Scholastic Corporation†	139,567
6,200	Valassis Communications, Inc.†	188,914
1,117	Washington Post Company (The), Class B	1,038,821
11,500	Westwood One, Inc.†	273,700

		3,358,140

See Notes to Financial Statements.

Shares		Value

Metals & Mining — 0.5%
6,400	Arch Coal, Inc.	$234,176
7,500	Peabody Energy Corporation	419,925

		654,101

Multiline Retail — 0.9%
8,533	99 Cents Only Stores***, †	130,128
13,399	Dollar Tree Stores, Inc.†	367,535
5,800	Neiman Marcus Group, Inc., Class A	322,770
16,792	Saks, Inc.	251,880

		1,072,313

Multi-Utilities & Unregulated Power — 2.3%
23,100	Aquila, Inc.†	82,236
17,250	Energy East Corporation	418,312
7,300	Equitable Resources, Inc.	377,483
13,850	MDU Resources Group, Inc.	332,816
9,700	National Fuel Gas Company	242,500
12,100	ONEOK, Inc.	266,079
9,800	Questar Corporation	378,672
13,150	SCANA Corporation	478,265
13,836	Sierra Pacific Resources***	106,676
8,966	Vectren Corporation***	224,957

		2,907,996

Office Electronics — 0.4%
5,600	Zebra Technologies Corporation, Class A†	487,200

Oil & Gas — 3.3%
6,900	Forest Oil Corporation†	188,508
10,900	Murphy Oil Corporation	803,330
6,600	Newfield Exploration Company†	367,884
6,700	Noble Energy, Inc.	341,700
4,600	Overseas Shipholding Group, Inc.	202,998
14,150	Pioneer Natural Resources Company	496,382
9,083	Plains Exploration & Production Company†	166,673
7,600	Pogo Producing Company	375,440
8,800	Western Gas Resources, Inc.***	285,824
30,425	XTO Energy, Inc.	906,361

		4,135,100

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Paper & Forest Products — 0.4%
6,600	Bowater, Inc.	$274,494
5,200	P.H. Glatfelter Company***	73,216
3,400	Potlatch Corporation***	141,576

		489,286

Pharmaceuticals — 1.6%
12,250	Barr Pharmaceuticals, Inc.†	412,825
23,300	IVAX Corporation†	558,967
4,000	Par Pharmaceutical Companies, Inc.†	140,840
8,300	Perrigo Company	157,451
10,050	Sepracor, Inc.***, †	531,645
9,800	Valeant Pharmaceuticals International	196,000

		1,997,728

Real Estate — 1.9%
9,700	AMB Property Corporation	335,911
6,300	Highwoods Properties, Inc.	148,050
7,900	Hospitality Properties Trust	334,170
9,900	Liberty Property Trust***	398,079
7,100	Mack-Cali Realty Corporation	293,798
11,800	New Plan Excel Realty Trust***	275,648
5,832	Rayonier, Inc.	259,232
15,000	United Dominion Realty Trust, Inc.	296,700

		2,341,588

Road & Rail — 0.3%
9,450	Swift Transportation Company, Inc.†	169,628
9,400	Werner Enterprises, Inc.***	198,340

		367,968

Semiconductors & Semiconductor Equipment — 3.6%
56,000	Atmel Corporation***, †	331,520
2,980	Cabot Microelectronics Corporation***, †	91,218
11,350	Credence Systems Corporation***, †	156,630
8,700	Cree, Inc.***, †	202,536
14,500	Cypress Semiconductor Corporation***, †	205,755
13,960	Fairchild Semiconductor International, Inc.†	228,525
8,600	Integrated Circuit Systems, Inc.†	233,576
12,500	Integrated Device Technology, Inc.†	173,000
7,800	International Rectifier Corporation†	323,076

See Notes to Financial Statements.

Shares		Value

Semiconductors & Semiconductor Equipment (Continued)
16,400	Intersil Corporation, Class A	$355,224
15,800	Lam Research Corporation†	423,440
13,400	Lattice Semiconductor Corporation***, †	93,934
7,200	LTX Corporation***, †	77,832
10,925	Micrel, Inc.***, †	132,739
24,486	Microchip Technology, Inc.	772,288
22,000	RF Micro Devices, Inc.***, †	165,000
8,900	Semtech Corporation†	209,506
6,100	Silicon Laboratories, Inc.***, †	282,735
16,075	TriQuint Semiconductor, Inc.***, †	87,770

		4,546,304

Software — 2.8%
16,237	Activision, Inc.†	258,168
3,900	Advent Software, Inc.†	70,473
7,050	Ascential Software Corporation†	112,730
32,200	Cadence Design Systems, Inc.†	471,086
8,300	Fair Isaac Corporation***	277,054
10,600	Jack Henry & Associates, Inc.	213,060
8,000	Macromedia, Inc.†	196,400
5,800	Macrovision Corporation***, †	145,174
8,100	Mentor Graphics Corporation†	125,307
19,450	Networks Associates, Inc.	352,628
7,700	Reynolds & Reynolds Company (The), Class A	178,101
7,300	RSA Security, Inc.***, †	149,431
11,400	Sybase, Inc.†	205,200
18,300	Synopsys, Inc.†	520,269
4,500	Transaction Systems Architects, Inc., Class A†	96,885
9,550	Wind River Systems, Inc.***, †	112,308

		3,484,274

Specialty Retail — 4.5%
11,200	Abercrombie & Fitch Co., Class A	434,000
8,400	American Eagle Outfitters, Inc.†	242,844
8,100	AnnTaylor Stores Corporation†	234,738
8,100	Barnes & Noble, Inc.†	275,238
9,100	Borders Group, Inc.	213,304
12,300	CarMax, Inc.†	269,001
10,500	Chico’s FAS, Inc.†	474,180
11,600	Claire’s Stores, Inc.	251,720

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Specialty Retail (Continued)
8,000	Michaels Stores, Inc.***	$440,000
6,400	O’Reilly Automotive, Inc.***, †	289,280
9,000	Pacific Sunwear of California, Inc.†	176,130
8,100	Payless Shoesource, Inc.†	120,771
16,900	PETsMART, Inc.	548,405
10,500	Pier 1 Imports, Inc.	185,745
5,200	Regis Corporation	231,868
9,600	Rent-A-Center, Inc.†	287,328
17,600	Ross Stores, Inc.	470,976
13,700	Williams-Sonoma, Inc.†	451,552

		5,597,080

Textiles, Apparel & Luxury Goods — 1.0%
22,100	Coach, Inc.†	998,699
4,100	Timberland Company (The), Class A†	264,819

		1,263,518

Thrifts & Mortgage Finance — 2.9%
9,200	Astoria Financial Corporation	336,536
15,500	GreenPoint Financial Corporation	615,350
9,700	Independence Community Bank Corporation	353,080
7,200	IndyMac Bancorp, Inc.	227,520
31,170	New York Community Bancorp, Inc.***	611,867
11,300	PMI Group, Inc.	491,776
11,100	Radian Group, Inc.	531,690
9,280	Washington Federal, Inc.	222,720
6,200	Webster Financial Corporation	291,524

		3,682,063

Tobacco — 0.1%
3,000	Universal Corporation	152,820

Trading Companies & Distributors — 0.4%
9,000	Fastenal Company	511,470

Water Utilities — 0.2%
10,900	Aqua America, Inc.†	218,545

See Notes to Financial Statements.

Shares		Value

Wireless Telecommunication Services — 0.4%
6,800	Telephone & Data Systems, Inc.	$484,160

TOTAL COMMON STOCKS
(Cost $100,057,464)		118,211,018

Principal
Amount

U.S. TREASURY BILL — 0.4%
(Cost $499,357)
$500,000	0.98%††, due 8/19/2004*	499,357

REPURCHASE AGREEMENT — 3.6%
(Cost $4,513,000)
4,513,000	Agreement with State Street Bank and Trust Company, 1.150% 4,513,000 dated 06/30/2004, to be repurchased at $4,513,144 on 07/01/2004, collateralized by $4,580,000 FHLMC, 2.420% maturing 9/16/2005 (value $4,607,306)	4,513,000

OTHER INVESTMENTS**
(Cost $20,558,371)	16.5%	20,558,371

TOTAL INVESTMENTS
(Cost $125,628,192)	115.0	143,781,746
OTHER ASSETS AND LIABILITIES (Net)	(15.0)	(18,731,270)

NET ASSETS	100.0%	$125,050,476

*	Securities pledged as collateral for futures contracts.

**	As of June 30, 2004 the market value of the securities on loan is $20,088,948. Cash collateral received for securities loaned is $20,558,371 invested in 20,558,371 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

***	Security, or a portion thereof, is on loan.

†	Non-income producing security.

††	Rate represents annualized yield at date of purchase.

#	Amount represents less than 0.1% of net assets.

ABBREVIATION:

FHLMC  — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 97.6%
Aerospace & Defense — 2.3%
8,010	AAR Corporation†	$90,914
8,200	Armor Holdings, Inc.†	278,800
6,800	Cubic Corporation***	142,324
5,200	Curtiss-Wright Corporation***	292,188
6,500	DRS Technologies, Inc.†	207,350
5,000	EDO Corporation	120,600
6,525	Engineered Support Systems, Inc.***	381,778
5,325	Esterline Technologies Corporation†	157,247
11,090	Gencorp, Inc.***	148,495
4,300	InVision Technologies, Inc.***, †	214,570
5,760	Kaman Corporation, Class A	80,582
5,300	Mercury Computer Systems, Inc.†	131,440
6,550	Moog, Inc., Class A†	243,071
8,150	Teledyne Technologies, Inc.†	163,163
4,000	Triumph Group, Inc.†	127,720

		2,780,242

Airlines — 0.4%
11,420	Atlantic Coast Airlines Holdings, Inc.***, †	65,551
8,900	Frontier Airlines, Inc.***, †	96,832
7,960	Mesa Air Group, Inc.***, †	64,396
14,600	SkyWest, Inc.	254,186

		480,965

Air Freight & Logistics — 0.4%
11,300	EGL, Inc.†	300,580
5,400	Forward Air Corporation†	201,960

		502,540

Automobiles — 0.7%
3,880	Coachmen Industries, Inc.	62,041
13,350	Fleetwood Enterprises, Inc.†	194,243
7,390	Monaco Coach Corporation	208,176
8,480	Winnebago Industries, Inc.***	316,134

		780,594

See Notes to Financial Statements.

Shares		Value

Auto Components — 0.2%
6,420	Intermet Corporation***	$27,606
3,800	Midas, Inc.***, †	66,120
4,950	Standard Motor Products, Inc.***	72,913
14,570	Tower Automotive, Inc.†	53,035

		219,674

Biotechnology — 1.1%
7,250	ArQule, Inc.***, †	38,207
7,626	Enzo Biochem, Inc.***	114,390
8,790	Idexx Laboratories, Inc.†	553,243
13,960	Regeneron Pharmaceuticals, Inc.***, †	146,999
15,020	Savient Pharmaceuticals, Inc.†	37,250
10,400	Techne Corporation†	451,880

		1,341,969

Building Products — 0.9%
6,920	Apogee Enterprises, Inc.	71,968
4,990	ElkCorp	119,461
7,452	Griffon Corporation***, †	166,031
14,822	Lennox International, Inc.***	268,278
6,220	Simpson Manufacturing Co., Inc.	349,066
4,490	Universal Forest Products, Inc.***	144,802

		1,119,606

Capital Markets — 0.4%
11,000	Investment Technology Group, Inc.†	140,690
4,900	Piper Jaffray Companies, Inc.***, †	221,627
4,315	SWS Group, Inc.	66,020

		428,337

Chemicals — 1.8%
7,600	A. Schulman, Inc.	163,324
5,700	Arch Chemicals, Inc.	164,274
6,500	Cambrex Corporation	163,995
8,200	Georgia Gulf Corporation	294,052
7,200	H.B. Fuller Company	204,480
8,400	Headwaters, Incorporated***, †	217,812
7,610	Macdermid, Inc.	257,598
3,620	Material Sciences Corporation***	38,553
7,170	OM Group, Inc.†	236,682
10,090	Omnova Solutions, Inc.†	61,549

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Chemicals (Continued)
2,190	Penford Corporation	$38,435
22,900	PolyOne Corporation***	170,376
2,370	Quaker Chemical Corporation	65,459
8,000	Wellman, Inc.***	65,040

		2,141,629

Commercial Banks — 5.6%
6,700	Boston Private Financial Holdings, Inc.***	155,172
9,212	Chittenden Corporation	323,802
9,240	Community First Bankshares, Inc.	297,436
12,600	East West Bancorp, Inc.	386,820
10,155	First BanCorp	413,816
11,737	First Midwest Bancorp, Inc.	413,260
4,000	First Republic Bank	172,320
10,000	Gold Banc Corporation, Inc.	155,000
11,278	Hudson United Bancorp	420,444
7,100	Irwin Financial Corporation***	187,440
8,179	Provident Bankshares Corporation	235,882
16,100	Republic Bancorp, Inc.	223,790
7,240	Riggs National Corporation***	152,909
14,930	South Financial Group, Inc.***	423,116
8,600	Southwest Bancorporation of Texas, Inc.	379,432
11,225	Sterling Bancshares, Inc.	159,283
11,490	Susquehanna Bancshares, Inc.	289,088
18,641	TrustCo Bank Corporation NY***	244,197
11,400	UCBH Holdings, Inc.***	450,528
7,200	Umpqua Holdings Corporation***	151,128
10,940	United Bankshares, Inc.	355,550
10,245	Whitney Holding Corporation	457,644
5,000	Wintrust Financial Corporation***	252,550

		6,700,607

Commercial Services & Supplies — 4.4%
12,200	ABM Industries, Inc.	237,534
6,700	Administaff, Inc.***, †	111,220
2,260	Angelica Corporation	56,749
8,790	Bowne & Company, Inc.***	139,322
5,920	Brady Corporation, Class A	272,912
4,970	CDI Corporation	171,962

See Notes to Financial Statements.

Shares		Value

Commercial Services & Supplies (Continued)
9,080	Central Parking Corporation***	$169,705
5,400	Coinstar, Inc.***, †	118,638
3,440	Consolidated Graphics, Inc.†	151,532
2,010	CPI Corporation***	29,587
5,230	G & K Services, Inc., Class A	210,194
4,600	Heidrick & Struggles International, Inc.***, †	136,528
4,200	Imagistics International, Inc.†	148,680
2,920	Insurance Auto Auctions, Inc.***, †	49,640
5,700	Ionics, Inc.***, †	161,025
7,050	John H. Harland Company***	206,917
9,980	Kroll, Inc.***, †	368,062
10,220	Labor Ready, Inc.***, †	158,410
2,700	MemberWorks, Inc.***, †	79,974
3,600	Mobile Mini, Inc.***, †	102,276
7,900	NCO Group, Inc.†	210,851
6,450	On Assignment, Inc.†	38,055
4,130	Pre-Paid Legal Services, Inc.***, †	98,418
15,410	PRG-Schultz International, Inc.***, †	84,293
4,800	School Specialty, Inc.***, †	174,288
4,100	SOURCECORP, Inc.†	112,832
15,140	Spherion Corporation†	153,520
7,200	Standard Register Company	85,680
14,000	Tetra Tech, Inc.†	228,480
8,500	United Stationers, Inc.†	337,620
3,820	Volt Information Sciences, Inc.†	120,368
10,800	Waste Connections, Inc.†	320,328
8,100	Watson Wyatt & Company Holdings, Class A	215,865

		5,261,465

Communications Equipment — 1.4%
27,500	Adaptec, Inc.***, †	232,650
5,800	Audiovox Corporation, Class A†	97,904
2,800	Bel Fuse, Inc., Class B***	116,760
4,520	Black Box Corporation***	213,615
3,300	Brooktrout, Inc.***, †	35,673
10,620	C-COR.net Corporation†	109,280
10,495	Cable Design Technologies Corporation***, †	111,247
5,410	Digi International, Inc.†	57,995
18,000	Harmonic, Inc.†	153,360
6,340	Inter-Tel, Inc.	158,310

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Communications Equipment (Continued)
6,060	Network Equipment Technologies, Inc.***, †	$49,450
5,200	PC-Tel, Inc.†	61,360
3,900	SCM Microsystems, Inc.***, †	25,350
11,265	Symmetricom, Inc.†	100,258
3,400	Tollgrade Communications, Inc.†	36,108
6,600	ViaSat, Inc.†	164,670

		1,723,990

Computers & Peripherals — 0.6%
7,770	Avid Technology, Inc.†	424,009
6,600	Hutchinson Technology, Inc.***, †	162,294
17,100	Pinnacle Systems, Inc.†	122,265
3,800	SBS Technologies, Inc.	61,066

		769,634

Construction Materials — 0.6%
10,882	Florida Rock Industries, Inc.	458,894
5,350	Texas Industries, Inc.	220,259

		679,153

Construction & Engineering — 0.6%
3,800	EMCOR Group, Inc.***, †	167,124
6,720	Insituform Technologies, Inc., Class A†	109,334
15,800	Shaw Group, Inc.***, †	160,054
10,780	URS Corporation†	295,372

		731,884

Consumer Finance — 0.3%
7,030	Cash America International, Inc.	161,690
6,100	Rewards Network, Inc.***, †	54,900
4,600	World Acceptance Corporation†	84,318

		300,908

Containers & Packaging — 0.7%
9,170	AptarGroup, Inc.***	400,637
7,110	Caraustar Industries, Inc.†	100,322
4,800	Chesapeake Corporation	128,064
7,646	Myers Industries, Inc.	107,809
8,800	Rock-Tenn Company, Class A	149,160

		885,992

See Notes to Financial Statements.

Shares		Value

Distributors — 0.1%
4,800	Advanced Marketing Services, Inc.***	$61,968

Diversified Financials — 0.1%
4,300	Financial Federal Corporation†	151,618

Diversified Telecommunication Services — 0.3%
5,400	Commonwealth Telephone Enterprises, Inc.***, †	241,758
14,230	General Communication, Inc., Class A†	112,986

		354,744

Electric Utilities — 0.9%
2,970	Central Vermont Public Service	60,856
3,980	CH Energy Group, Inc.***	184,831
11,900	Cleco Corporation	213,962
11,900	El Paso Electric Company†	183,736
1,220	Green Mountain Power Corporation	31,842
3,690	UIL Holdings Corporation	179,666
8,500	UniSource Energy Corporation***	211,225

		1,066,118

Electrical Equipment — 1.9%
7,330	A.O. Smith Corporation	233,021
10,600	Acuity Brands, Inc.	286,200
9,810	Artesyn Technologies, Inc.***, †	88,290
8,260	Baldor Electric Company	192,871
6,480	Belden, Inc.	138,866
6,480	C&D Technologies, Inc.	115,538
4,267	Intermagnetics General Corporation***, †	145,206
7,100	MagneTek, Inc.***, †	59,214
6,100	Regal Beloit Corporation***	135,786
9,220	Roper Industries, Inc.***	524,618
10,570	Vicor Corporation†	193,114
2,800	Woodward Governor Company	201,908

		2,314,632

Electronic Equipment & Instruments — 4.8%
18,650	Aeroflex, Inc.†	267,254
8,090	Agilysys, Inc.***	111,561
9,150	Anixter International, Inc.	311,374
3,700	BEI Technologies, Inc.	104,747
6,700	Bell Microproducts, Inc.***, †	54,203
10,240	Benchmark Electronics, Inc.†	297,984

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Electronic Equipment & Instruments (Continued)
9,420	Checkpoint Systems, Inc.†	$168,901
11,350	Cognex Corporation	436,748
7,570	Coherent, Inc.†	225,965
9,060	CTS Corporation***	109,264
4,700	Daktronics, Inc.***, †	117,265
5,310	Dionex Corporation†	292,953
7,100	Electro Scientific Industries, Inc.†	201,001
8,300	FLIR Systems, Inc.***, †	455,670
5,700	Global Imaging Systems, Inc.†	208,962
5,160	Itron, Inc.***, †	118,370
3,900	Keithley Instruments, Inc.	86,385
5,600	Littelfuse, Inc.†	237,496
8,830	Methode Electronics, Inc., Class A	114,525
4,995	Park Electrochemical Corporation	126,124
9,880	Paxar Corporation†	192,858
4,100	Photon Dynamics, Inc.†	143,787
3,600	Planar Systems, Inc.***, †	48,204
4,600	RadiSys Corporation***, †	85,422
4,100	Rogers Corporation†	286,590
3,100	ScanSource, Inc.†	184,202
10,120	Technitrol, Inc.†	221,628
12,555	Trimble Navigation Ltd.†	348,903
7,400	Veeco Instruments, Inc.***, †	190,994
5,210	X-Rite, Inc.	75,753

		5,825,093

Energy Equipment & Services — 2.5%
3,500	Atwood Oceanics, Inc.†	146,125
9,500	Cal Dive International, Inc.†	288,040
3,900	CARBO Ceramics, Inc.	266,175
4,400	Dril-Quip, Inc.†	82,280
5,800	Hydril Company†	182,700
18,330	Input/ Output, Inc.***, †	151,956
7,200	Lone Star Technologies, Inc.†	198,432
10,600	Maverick Tube Corporation†	278,356
6,110	Oceaneering International, Inc.†	209,267
5,660	Offshore Logistics, Inc.†	159,159
4,715	SEACOR Holdings, Inc.†	207,130
5,490	TETRA Technologies, Inc.†	147,407

See Notes to Financial Statements.

Shares		Value

Energy Equipment & Services (Continued)
11,450	Unit Corporation†	$360,102
8,350	Veritas DGC, Inc.***, †	193,303
6,900	W H Energy Services, Inc.†	135,240

		3,005,672

Food & Staples Retailing — 1.1%
12,620	Casey’s General Stores, Inc.	230,946
6,100	Duane Reade, Inc.***, †	99,613
9,700	Great Atlantic & Pacific Tea Company, Inc. (The)***, †	74,302
9,400	Longs Drug Stores Corporation***	224,378
3,090	Nash Finch Company***	77,343
11,540	Performance Food Group Company***, †	306,271
9,880	United Natural Foods, Inc.†	285,631

		1,298,484

Food Products — 1.6%
4,500	American Italian Pasta Company, Class A***	137,160
9,100	Corn Products International, Inc.***	423,605
9,650	Delta & Pine Land Company	211,818
11,000	Flowers Foods, Inc.	287,650
9,100	Hain Celestial Group, Inc.†	164,710
2,170	J&J Snack Foods Corporation†	88,601
7,400	Lance, Inc.	113,960
7,330	Ralcorp Holdings, Inc.†	258,016
5,000	Sanderson Farms, Inc.	268,100

		1,953,620

Gas Utilities — 2.1%
13,050	Atmos Energy Corporation***	334,080
2,850	Cascade Natural Gas Corporation***	62,900
5,200	Laclede Group, Inc.	142,532
6,880	New Jersey Resources Corporation	286,070
6,810	Northwest Natural Gas Company	207,705
4,050	NUI Corporation***	59,130
9,550	Piedmont Natural Gas, Inc.***	407,785
18,443	Southern Union Company***	388,779
8,640	Southwest Gas Corporation	208,483
12,650	UGI Corporation	406,065

		2,503,529

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 5.4%
7,400	Advanced Med Optics, Inc.†	$315,018
8,400	American Medical Systems Holdings, Inc.†	283,080
3,440	Analogic Corporation	145,959
5,200	ArthroCare Corp.***, †	151,216
6,100	BioLase Technology, Inc.***, †	82,106
3,900	Biosite, Inc.***, †	175,188
7,330	CONMED Corporation†	200,842
8,160	Cooper Companies, Inc.	515,467
5,900	Cyberonics, Inc.***, †	196,824
3,720	Datascope Corporation	147,647
7,240	Diagnostic Products Corporation	318,126
6,300	Haemonetics Corporation†	186,795
5,020	Hologic, Inc.†	116,715
3,400	ICU Medical, Inc.***, †	114,002
5,000	Immucor, Inc.***, †	162,750
7,100	Integra LifeSciences Holding Corporation†	250,417
7,850	Invacare Corporation	351,052
10,560	Mentor Corporation***	362,102
6,500	Merit Medical Systems, Inc.†	103,545
4,240	Osteotech, Inc.***, †	27,518
6,800	PolyMedica Corporation***	211,072
4,500	Possis Medical, Inc.***, †	153,675
8,600	ResMed, Inc.†	438,256
8,630	Respironics, Inc.†	507,012
8,000	Sola International, Inc.†	137,840
4,400	SurModics, Inc.***, †	108,416
9,650	Sybron Dental Specialties, Inc.†	288,052
7,490	Theragenics Corporation†	34,604
7,600	Viasys Healthcare, Inc.†	158,916
3,220	Vital Signs, Inc.	93,509
5,400	Wilson Greatbatch Technologies, Inc.***, †	150,930

		6,488,651

Health Care Providers & Services — 4.9%
12,075	Accredo Health, Inc.†	470,321
8,100	American Healthways, Inc.***, †	215,622
6,200	AMERIGROUP Corporation†	305,040
7,650	AmSurg Corporation†	192,244
5,100	Centene Corporation***, †	196,605

See Notes to Financial Statements.

Shares		Value

Health Care Providers & Services (Continued)
8,950	Cerner Corporation***, †	$398,991
3,030	Chemed Corporation	146,955
8,100	Cross Country Healthcare, Inc.***, †	147,015
5,950	CryoLife, Inc.***, †	31,356
3,210	Curative Health Services, Inc.***, †	27,799
10,260	Dendrite International, Inc.†	190,631
16,220	Hooper Holmes, Inc.	93,103
4,300	LabOne, Inc.†	136,654
9,060	NDCHealth Corporation	210,192
9,150	Odyssey Healthcare, Inc.***, †	172,203
12,640	Orthodontic Centers of America, Inc.***, †	103,522
9,820	Owens & Minor, Inc.	254,338
6,510	PAREXEL International Corporation†	128,898
5,980	Pediatrix Medical Group, Inc.†	417,703
14,100	Pharmaceutical Product Development, Inc.***, †	447,957
10,980	Priority Healthcare Corporation, Class B†	251,991
12,350	Province Healthcare Company†	211,802
4,100	RehabCare Group, Inc.†	109,183
6,730	Sierra Health Services, Inc.***, †	300,831
5,100	Sunrise Senior Living, Inc.***, †	199,614
6,900	United Surgical Partners International, Inc.†	272,343
21,640	US Oncology, Inc.†	318,541

		5,951,454

Hotels, Restaurants & Leisure — 3.6%
7,400	Argosy Gaming Company†	278,240
8,600	Aztar Corporation†	240,800
8,600	Bally Total Fitness Holding Corporation***, †	43,000
9,335	CEC Entertainment, Inc.†	275,476
5,410	IHOP Corporation***	193,462
9,090	Jack in the Box, Inc.†	269,973
6,980	Landry’s Restaurants, Inc.	208,632
5,250	Lone Star Steakhouse & Saloon, Inc.	142,747
7,500	Marcus Corporation (The)	129,375
6,900	Multimedia Games, Inc.***, †	185,058
5,250	O ’Charley’s, Inc.†	90,248
6,400	P. F. Chang’s China Bistro, Inc.***, †	263,360
7,540	Panera Bread Company, Class A***, †	270,535
4,500	Papa John’s International, Inc.***, †	132,930
8,850	Pinnacle Entertainment, Inc.†	111,598

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
11,280	Prime Hospitality Corporation†	$119,794
8,500	RARE Hospitality International, Inc.†	211,650
10,485	Ryan’s Restaurant Group, Inc.†	165,663
5,800	Shuffle Master, Inc.***, †	210,598
14,827	Sonic Corporation†	337,314
6,937	Steak n Shake Company (The)†	126,392
15,900	Triarc Companies, Inc., Class B***	161,703
7,400	WMS Industries, Inc.***, †	220,520

		4,389,068

Household Durables — 2.8%
6,000	Applica, Inc.	53,400
2,930	Bassett Furniture Industries, Inc.***	63,757
17,550	Champion Enterprises, Inc.†	161,109
3,300	Department 56, Inc.***, †	50,820
3,570	Enesco Group, Inc.†	31,987
9,450	Ethan Allen Interiors, Inc.***	339,349
7,640	Fedders Corporation	33,234
12,940	Interface, Inc., Class A†	112,966
13,000	La-Z-Boy, Inc.***	233,740
3,460	Libbey, Inc.	96,050
8,201	M.D.C. Holdings, Inc.	521,666
3,300	Meritage Corporation†	227,040
1,740	National Presto Industries, Inc.	71,740
1,600	NVR, Inc.***, †	774,720
5,240	Russ Berrie & Company, Inc.	101,813
2,170	Skyline Corporation	88,211
8,540	Standard Pacific Corporation	421,022

		3,382,624

Household Products — 0.3%
8,600	Rayovac Corporation†	241,660
4,230	WD-40 Company***	126,646

		368,306

See Notes to Financial Statements.

Shares		Value

Industrial Conglomerates — 0.2%
5,500	Gerber Scientific, Inc.†	$38,830
3,040	Standex International Corporation	82,688
9,600	Tredegar Corporation	154,848

		276,366

Information Technology Services — 1.5%
7,300	CACI International, Inc.†	295,212
6,000	Carreker Corporation†	60,120
15,150	Ciber, Inc.***, †	124,533
11,900	eFunds Corporation†	208,250
9,618	Global Payments, Inc.***	433,002
4,300	Intrado, Inc.***, †	69,187
8,100	ManTech International Corporation, Class A***, †	152,037
5,550	MAXIMUS, Inc.†	196,803
5,800	Pegasus Solutions, Inc.***, †	76,154
3,600	StarTek, Inc.***	128,880

		1,744,178

Insurance — 2.3%
7,807	Delphi Financial Group, Inc.	347,411
9,100	Hilb Rogal & Hobbs Company***	324,688
4,700	LandAmerica Financial Group, Inc.	182,971
5,600	Philadelphia Consolidated Holding Corporation†	336,392
7,400	Presidential Life Corporation	133,348
7,300	ProAssurance Corporation†	249,003
6,400	RLI Corporation***	233,600
2,400	SCPIE Holdings, Inc.***	21,840
6,820	Selective Insurance Group, Inc.	271,982
4,500	Stewart Information Services Corporation	151,965
11,700	UICI***, †	278,577
4,800	Zenith National Insurance Corporation***	233,280

		2,765,057

Internet & Catalog Retail — 0.3%
12,095	Insight Enterprises, Inc.***, †	214,807
4,950	J. Jill Group, Inc.†	116,771

		331,578

Internet Software & Services — 0.9%
8,800	Digital Insight Corporation†	182,204
12,100	Internet Security Systems, Inc.†	185,614

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Internet Software & Services (Continued)
5,800	j2 Global Communications, Inc.***, †	$161,240
9,450	Netegrity, Inc.†	79,947
11,000	WebEx Communications, Inc.***, †	239,360
5,700	Websense, Inc.†	212,211
7,920	Zix Corporation***, †	62,885

		1,123,461

Leisure Equipment & Products — 1.4%
4,490	Action Performance Companies, Inc.***	67,664
5,340	Arctic Cat, Inc.	147,010
7,200	Concord Camera Corporation***, †	23,760
6,290	JAKKS Pacific, Inc.***, †	130,769
8,770	K2, Inc.†	137,689
4,900	Meade Instruments Corporation***, †	15,631
8,200	Nautilus Group, Inc. (The)***	159,982
10,720	Polaris Industries, Inc.***	514,560
8,937	SCP Pool Corporation	402,165
6,780	Sturm Ruger & Company, Inc.	82,106

		1,681,336

Machinery — 5.0%
8,400	Albany International Corporation, Class A	281,904
4,970	Astec Industries, Inc.†	93,585
5,790	Barnes Group, Inc.	167,794
5,550	Briggs & Stratton Corporation	490,342
6,370	Clarcor, Inc.	291,746
4,200	CUNO, Inc.†	224,070
4,810	Gardner Denver, Inc.†	134,199
12,435	IDEX Corporation	427,142
10,980	JLG Industries, Inc.***	152,512
7,100	Kaydon Corporation	219,603
2,930	Lindsay Manufacturing Company	70,379
4,140	Lydall, Inc.†	40,448
6,700	Manitowoc Company, Inc. (The)	226,795
12,600	Milacron, Inc.***	50,400
8,840	Mueller Industries, Inc.	316,472
8,800	Oshkosh Truck Corporation	504,328
8,070	Reliance Steel & Aluminum Company	325,382
3,680	Robbins & Myers, Inc.	82,616

See Notes to Financial Statements.

Shares		Value

Machinery (Continued)
7,200	Stewart & Stevenson Services, Inc.	$129,024
4,340	Thomas Industries, Inc.	144,088
22,500	Timken Company	596,025
6,180	Toro Company	433,033
5,980	Valmont Industries, Inc.	136,942
8,430	Wabash National Corporation†	232,247
7,970	Watts Water Technologies, Inc., Class A	214,792
2,960	Wolverine Tube, Inc.†	32,264

		6,018,132

Marine — 0.2%
6,090	Kirby Corporation†	236,901

Media — 0.7%
3,400	4Kids Entertainment, Inc.***, †	81,328
7,590	ADVO, Inc.	249,863
7,700	Arbitron, Inc.†	281,204
5,300	Information Holdings, Inc.†	145,061
3,590	Thomas Nelson, Inc.***,	81,636

		839,092

Metals & Mining — 1.9%
4,080	A.M. Castle & Co.***, †	43,860
4,160	Brush Engineered Materials, Inc.†	78,624
5,600	Carpenter Technology Corporation	190,680
7,600	Century Aluminum Company	188,404
2,600	Cleveland-Cliffs, Inc.***, †	146,614
7,200	Commercial Metals Company	233,640
4,150	Commonwealth Industries, Inc.	42,911
3,970	Imco Recycling, Inc.***, †	52,483
19,000	Massey Energy Company	535,990
4,090	Quanex Corporation	199,183
5,240	RTI International Metals, Inc.†	83,578
6,300	Ryerson Tull, Inc.	100,044
12,200	Steel Dynamics, Inc.***, †	349,286
3,060	Steel Technologies, Inc.***	67,565

		2,312,862

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Multiline Retail — 0.3%
9,850	Fred’s, Inc., Class A***	$217,587
7,400	Shopko Stores, Inc.***, †	104,636

		322,223

Multi-Utilities & Unregulated Power — 0.6%
12,200	Avista Corporation	224,724
9,100	Energen Corporation	436,709

		661,433

Oil & Gas — 3.1%
8,190	Cabot Oil & Gas Corporation, Class A***	346,437
10,500	Cimarex Energy Company†	317,415
10,800	Evergreen Resources, Inc.†	436,320
6,600	Frontier Oil Corporation***	139,854
17,612	Patina Oil & Gas Corporation***	526,070
5,990	Plains Resources, Inc.†	101,531
3,300	Prima Energy Corporation†	130,581
6,810	Remington Oil & Gas Corporation†	160,716
8,950	Southwestern Energy Company†	256,596
8,400	Spinnaker Exploration Company†	330,792
7,120	St. Mary Land & Exploration Company	253,828
6,640	Stone Energy Corporation†	303,315
6,900	Swift Energy Company†	152,214
16,210	Vintage Petroleum, Inc.	275,084

		3,730,753

Paper & Forest Products — 0.5%
9,330	Buckeye Technologies, Inc.†	107,295
3,000	Deltic Timber Corporation	115,200
3,960	Pope & Talbot, Inc.	78,289
3,740	Schweitzer-Mauduit International, Inc.	114,556
13,000	Wausau-Mosinee Paper Corporation	224,900

		640,240

Personal Products — 0.5%
3,710	Natures Sunshine Products, Inc.	52,830
16,800	NBTY, Inc.†	493,752

		546,582

See Notes to Financial Statements.

Shares		Value

Pharmaceuticals — 1.3%
13,140	Alpharma, Inc., Class A	$269,107
3,700	Cima Labs, Inc.***, †	124,801
14,180	Medicis Pharmaceutical Corporation, Class A	566,491
17,600	MGI Pharma, Inc.†	475,376
5,870	Noven Pharmaceuticals, Inc.***, †	129,258

		1,565,033

Real Estate — 2.2%
9,100	Capital Automotive REIT†††	266,903
6,800	Colonial Properties Trust	262,004
12,900	Commercial Net Lease Realty, Inc.***	221,880
5,900	Entertainment Properties Trust	210,866
5,750	Essex Property Trust, Inc.	393,013
7,200	Gables Residential Trust***	244,656
7,900	Glenborough Realty Trust, Inc.***	144,965
7,100	Kilroy Realty Corporation	242,110
12,000	Lexington Corporate Properties Trust	238,920
11,500	Shurgard Storage Centers, Inc., Class A	430,100

		2,655,417

Road & Rail — 1.8%
6,300	Arkansas Best Corporation***	207,396
12,645	Heartland Express, Inc.	345,967
15,700	Kansas City Southern Industries, Inc.***, †	243,350
9,500	Knight Transportation, Inc.†	272,935
7,540	Landstar Systems, Inc.†	398,640
6,970	USF Corporation	244,856
11,899	Yellow Roadway Corporation†	474,294

		2,187,438

Semiconductors & Semiconductor Equipment — 3.5%
6,400	Actel Corporation†	118,400
8,200	Advanced Energy Industries, Inc.†	128,904
8,900	Alliance Semiconductor Corporation†	52,955
7,800	ATMI, Inc.***, †	213,018
25,000	Axcelis Technologies, Inc.†	311,000
11,180	Brooks Automation, Inc.†	225,277
5,400	Cohu, Inc.	102,816
9,100	Cymer, Inc.†	340,704
7,200	DSP Group, Inc.†	196,128
4,600	DuPont Photomasks, Inc.***, †	93,518

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
9,850	ESS Technology, Inc.***, †	$105,493
10,300	Exar Corporation†	150,998
8,400	FEI Company***, †	200,844
6,610	Helix Technology Corporation	140,991
17,600	Kopin Corporation***, †	89,936
12,800	Kulicke & Soffa Industries, Inc.***, †	140,288
14,900	Microsemi Corporation†	211,729
6,600	Pericom Semiconductor Corporation†	70,686
8,170	Photronics, Inc.***, †	154,740
7,600	Power Integrations, Inc.†	189,240
4,200	Rudolph Technologies, Inc.***, †	76,398
37,530	Skyworks Solutions, Inc.***, †	327,637
4,530	Standard Microsystems Corporation†	105,640
3,200	Supertex, Inc.***, †	52,288
5,309	Three-Five Systems, Inc.	27,076
5,970	Ultratech, Inc.†	97,192
9,000	Varian Semiconductor Equipment Associates, Inc.†	347,040

		4,270,936

Software — 3.3%
3,800	ANSYS, Inc.†	178,600
8,100	Captaris, Inc.†	52,326
3,300	Catapult Communications Corporation†	75,900
4,590	Concord Communications, Inc.***, †	52,372
4,500	EPIQ Systems, Inc.***, †	65,250
7,760	FactSet Research Systems, Inc.***	366,815
9,700	FileNet Corporation†	306,229
9,640	Hyperion Solutions Corporation†	421,461
7,300	JDA Software Group, Inc.†	96,141
7,817	Kronos, Inc.†	322,060
7,600	Manhattan Associates, Inc.†	234,688
5,100	MapInfo Corporation***, †	54,060
4,550	MICROS Systems, Inc.†	218,264
6,200	MRO Software, Inc.†	84,382
8,000	NYFIX, Inc.***, †	39,120
6,100	Phoenix Technologies Ltd.***, †	42,639
8,980	Progress Software Corporation†	194,597
4,060	QRS Corporation***, †	26,593
6,600	Radiant Systems, Inc.†	30,954

See Notes to Financial Statements.

Shares		Value

Software (Continued)
8,450	Roxio, Inc.***, †	$41,490
11,200	Serena Software, Inc.***, †	213,808
4,400	SPSS, Inc.†	79,068
11,275	Take-Two Interactive Software, Inc.***, †	345,466
3,400	TALX Corporation***	83,062
9,675	THQ, Inc.†	221,557
9,220	Verity, Inc.†	124,562

		3,971,464

Specialty Retail — 5.2%
8,315	Aaron Rents, Inc.	275,559
3,330	Building Materials Holdings Corporation	63,037
11,300	Burlington Coat Factory Warehouse Corporation	218,090
5,170	Cato Corporation, Class A***	116,067
6,700	Children’s Place Retail Stores, Inc. (The)***, †	157,584
9,550	Christopher & Banks Corporation	169,131
5,530	Cost Plus, Inc.†	179,449
7,370	Dress Barn (The)†	126,174
5,900	Electronics Boutique Holdings Corporation***, †	155,406
5,500	Genesco, Inc.***, †	129,965
8,340	Goody’s Family Clothing, Inc.	86,486
5,760	Group 1 Automotive, Inc.†	191,290
6,000	Guitar Center, Inc.***, †	266,820
7,690	Gymboree Corporation†	118,118
4,780	Hancock Fabrics, Inc.	60,945
5,600	Haverty Furniture Companies, Inc.	97,888
5,900	Hibbett Sporting Goods, Inc.†	161,365
11,675	Hot Topic, Inc.†	239,221
5,421	Jo-Ann Stores, Inc.†	159,377
11,340	Linens ’N Things, Inc.†	332,375
9,090	Men’s Wearhouse, Inc. (The)†	239,885
8,300	Movie Gallery, Inc.***	162,265
14,900	Pep Boys – Manny, Moe & Jack (The)***	377,715
9,100	Select Comfort Corporation†	258,440
10,500	Stein Mart, Inc.†	170,730
5,560	TBC Corporation†	132,328
8,700	Too, Inc.†	145,290
9,600	Tractor Supply Company†	401,472
3,800	Ultimate Electronics, Inc.***, †	18,772
10,000	Urban Outfitters, Inc.***, †	609,100

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Specialty Retail (Continued)
7,582	Wet Seal, Inc. (The), Class A***, †	$39,654
13,140	Zale Corporation†	358,196

		6,218,194

Textiles, Apparel & Luxury Goods — 2.0%
3,380	Ashworth, Inc.†	28,088
4,540	Brown Shoe Company, Inc.***	185,822
17,602	Fossil, Inc.†	479,654
1,730	Haggar Corporation	34,860
8,860	K-Swiss, Inc., Class A	179,061
6,720	Kellwood Company	292,656
3,040	Oshkosh B’ Gosh, Inc., Class A***	75,909
4,060	Oxford Industries, Inc.***	176,854
7,650	Phillips Van Heusen Corporation	147,262
14,200	Quiksilver, Inc.†	338,102
8,200	Russell Corporation	147,272
9,770	Stride Rite Corporation	107,763
9,960	Wolverine World Wide, Inc.	261,450

		2,454,753

Thrifts & Mortgage Finance — 3.2%
5,820	Anchor Bancorp Wisconsin, Inc.***	153,881
14,800	BankAtlantic Bancorp, Inc.	272,764
7,500	BankUnited Financial Corporation†	193,500
14,900	Brookline Bancorp, Inc.	218,583
10,240	Commercial Federal Corporation	277,504
9,375	Dime Community Bancshares	163,875
7,030	Downey Financial Corporation	374,347
4,300	FirstFed Financial Corporation†	178,880
15,300	Flagstar Bancorp, Inc.***	304,164
19,220	Fremont General Corporation***	339,233
8,170	MAF Bancorp, Inc.	348,696
8,450	New Century Financial Corporation***	395,629
7,600	Seacoast Financial Services Corporation	262,960
5,610	Sterling Financial Corporation	178,791
8,312	Waypoint Financial Corporation	229,328

		3,892,135

See Notes to Financial Statements.

Shares		Value

Tobacco — 0.1%
11,390	Dimon, Inc.	$65,151

Trading Companies & Distributors — 0.7%
4,860	Applied Industrial Technologies, Inc.	146,383
7,650	Hughes Supply, Inc.	450,814
2,430	Lawson Products, Inc.	92,705
6,560	Watsco, Inc.	184,139

		874,041

Water Utilities — 0.1%
3,805	American States Water Company***	88,428

Wireless Telecommunication Services — 0.0%#
4,700	Boston Communications Group, Inc.***, †	48,175

TOTAL COMMON STOCKS
(Cost $88,415,906)		117,486,129

Principal
Amount

U.S. TREASURY BILL — 0.2%
(Cost $199,740)
$200,000	United States Treasury Bills 0.99% due 8/19/2004*, ††	199,740

REPURCHASE AGREEMENT — 2.5%
(Cost $2,999,000)
2,999,000	Agreement with State Street Bank & Trust Company, 1.150% dated 06/30/2004, to be repurchased at $2,999,096 on 07/1/2004, collateralized by $3,080,000 FHLMC, 2.325% maturing 04/14/2006 (value $3,059,804)	2,999,000

OTHER INVESTMENTS**
(Cost $27,138,820)	22.5%	27,138,820

TOTAL INVESTMENTS
(Cost $118,753,466)	122.8%	147,823,689
OTHER ASSETS AND LIABILITIES (Net)	(22.8)	(27,429,027)

NET ASSETS	100.0%	$120,394,662

*	Securities pledged as collateral for futures contracts.

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

**	As of June 30, 2004 the market value of the securities on loan is $26,588,402. Cash collateral received for securities loaned is $27,138,820 invested in 27,138,820 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

***	Security, or a portion thereof, is on loan.

†	Non-income producing security.

††	Rate represents annualized yield at date of purchase.

†††	Affiliated security.

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:

FHLMC — Federal Home Loan Mortgage Corporation
REIT  — Real Estate Investment Trust

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

The Munder S&P® Index Funds

Statements of Assets and Liabilities, June 30, 2004 (Unaudited)

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity	Index Equity
	Fund	Fund

ASSETS:
Investments, at value
See accompanying schedules:
Securities of unaffiliated issuers(a)(b)	$139,268,746	$144,557,786
Securities of affiliated issuer(c)	—	266,903
Repurchase agreement(d)	4,513,000	2,999,000

Total Investments	143,781,746	147,823,689
Cash	150	933
Interest receivable	144	96
Dividends receivable	73,185	74,251
Receivable for investment securities sold	2,777,549	769,698
Variation margin receivable	47,224	19,244
Receivable for Fund shares sold	444,373	174,397
Prepaid expenses and other assets	13,753	12,992

Total assets	147,138,124	148,875,300

LIABILITIES:
Payable for Fund shares redeemed	574,658	762,927
Payable for investment securities purchased	850,605	454,968
Payable upon return of securities loaned	20,558,371	27,138,820
Trustees’ fees and expenses payable	22,201	24,472
Shareholder servicing fees payable	21,262	29,417
Administration fees payable	14,394	15,096
Transfer agency/record keeping fees payable	9,100	8,676
Custody fees payable	8,993	14,710
Investment advisory fees payable	373	377
Accrued expenses and other payables	27,691	31,175

Total Liabilities	22,087,648	28,480,638

NET ASSETS	$125,050,476	$120,394,662

Investments, at cost	$125,628,192	$118,753,466

(a)	Including $20,088,948 and $26,588,402 of securities loaned for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

(b)	Cost of $121,115,192 and $115,572,262 for the Munder S&P MidCap Index Equity Fund and Munder S&P SmallCap Index Equity Fund, respectively.

(c)	Cost of $0 and $242,966 for the Munder S&P MidCap Index Equity Fund and Munder S&P SmallCap Index Equity Fund, respectively.

(d)	Cost of $4,513,000 and $2,999,000 for the Munder S&P MidCap Index Equity Fund and Munder S&P SmallCap Index Equity Fund, respectively.

See Notes to Financial Statements.

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity	Index Equity
	Fund	Fund

NET ASSETS consist of:
Undistributed net investment income	$10,730	$16,075
Accumulated net realized gain/(loss) on investments sold	720,961	(1,757,575)
Net unrealized appreciation of investments	18,268,263	29,171,908
Paid-in capital	106,050,522	92,964,254

	$125,050,476	$120,394,662

NET ASSETS:
Class K Shares	$105,336,563	$108,321,916

Class Y Shares	$19,713,913	$12,072,746

SHARES OUTSTANDING:
Class K Shares	10,766,676	7,673,092

Class Y Shares	1,752,548	856,747

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.78	$14.12

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$11.25	$14.09

See Notes to Financial Statements.

The Munder S&P® Index Funds

Statements of Operations, For the Period Ended June 30, 2004 (Unaudited)

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity	Index Equity
	Fund	Fund

INVESTMENT INCOME:
Interest	$29,403	$11,876
Dividends on securities of unaffiliated issuers(a)	661,541	538,929
Dividends on securities of affiliated issuer	—	7,237
Securities lending	9,090	19,399

Total Investment Income	700,034	577,441

EXPENSES:
Shareholder servicing fees:
Class K Shares	123,707	128,604
Investment advisory fees	88,310	85,517
Custody fees	46,763	65,214
Administration fees	43,107	41,673
Transfer agency/record keeping fees	26,695	25,765
Legal and audit fees	21,445	21,399
Trustees’ fees and expenses	13,303	13,419
Other	20,432	14,875

Total Expenses	383,762	396,466

NET INVESTMENT INCOME	316,272	180,975

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated issuers	2,424,500	4,659,768
Security transactions of affiliated issuer	—	37
Futures contracts	15,395	(119,886)
Net change in unrealized appreciation/(depreciation) of:
Securities	3,618,228	5,640,619
Futures contracts	54,217	90,466

Net realized and unrealized gain on investments	6,112,340	10,271,004

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,428,612	$10,451,979

(a)	Net of dividend taxes withheld of $244 for the Munder S&P® SmallCap Index Equity Fund.

See Notes to Financial Statements.

The Munder S&P® Index Funds

Statements of Changes in Net Assets

	Munder S&P® MidCap
	Index Equity Fund

	Period Ended
	June 30, 2004	Year Ended
	(Unaudited)	December 31, 2003

Net investment income	$316,272	$391,544
Net realized gains from security transactions and futures contracts	2,439,895	631,946
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	3,672,445	21,488,208

Net increase in net assets resulting from operations	6,428,612	22,511,698
Dividends to shareholders from net investment income:
Class K Shares	(354,820)	(234,781)
Class Y Shares	(90,364)	(73,110)
Net increase in net assets from Fund share transactions:
Class K Shares	10,390,821	26,863,054
Class Y Shares	1,047,935	2,906,965

Net increase in net assets	17,422,184	51,973,826
NET ASSETS:
Beginning of period	107,628,292	55,654,466

End of period	$125,050,476	$107,628,292

Undistributed net investment income	$10,730	$139,642

See Notes to Financial Statements.

The Munder S&P® Index Funds

Statements of Changes in Net Assets

	Munder S&P® SmallCap
	Index Equity Fund

	Period Ended
	June 30, 2004	Year Ended
	(Unaudited)	December 31, 2003

Net investment income	$180,975	$149,206
Net realized gains from security transactions and futures contracts	4,539,919	1,531,493
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	5,731,085	25,221,857

Net increase in net assets resulting from operations	10,451,979	26,902,556
Dividends to shareholders from net investment income:
Class K Shares	(137,069)	(125,624)
Class Y Shares	(36,849)	(30,068)
Net increase in net assets from Fund share transactions:
Class K Shares	2,017,172	12,100,064
Class Y Shares	610,656	1,499,422

Net increase in net assets	12,905,889	40,346,350
NET ASSETS:
Beginning of period	107,488,773	67,142,423

End of period	$120,394,662	$107,488,773

Undistributed net investment income	$16,075	$9,018

See Notes to Financial Statements.

The Munder S&P® Index Funds

Statements of Changes in Net Assets — Capital Stock Activity

	Munder S&P® MidCap
	Index Equity Fund

	Period Ended
	June 30, 2004	Year Ended
	(Unaudited)	December 31, 2003

Amount
Class K Shares:
Sold	$19,736,866	$42,984,499
Redeemed	(9,346,045)	(16,121,445)

Net increase	$10,390,821	$26,863,054

Class Y Shares:
Sold	$2,674,500	$4,619,806
Issued as reinvestment of dividends	—	36
Redeemed	(1,626,565)	(1,712,877)

Net increase	$1,047,935	$2,906,965

Shares
Class K Shares:
Sold	2,059,545	5,269,721
Redeemed	(975,398)	(2,063,623)

Net increase	1,084,147	3,206,098

Class Y Shares:
Sold	243,488	497,704
Issued as reinvestment of dividends	—	4
Redeemed	(146,652)	(188,072)

Net increase	96,836	309,636

See Notes to Financial Statements.

	Munder S&P® SmallCap
	Index Equity Fund

	Period Ended
	June 30, 2004	Year Ended
	(Unaudited)	December 31, 2003

Amount
Class K Shares:
Sold	$14,215,391	$28,936,768
Issued as reinvestment of dividends	121	139
Redeemed	(12,198,340)	(16,836,843)

Net increase	$2,017,172	$12,100,064

Class Y Shares:
Sold	$1,871,949	$4,075,124
Redeemed	(1,261,293)	(2,575,702)

Net increase	$610,656	$1,499,422

Shares
Class K Shares:
Sold	1,061,050	2,593,895
Issued as reinvestment of dividends	9	15
Redeemed	(906,161)	(1,545,268)

Net increase	154,898	1,048,642

Class Y Shares:
Sold	140,095	360,150
Redeemed	(94,353)	(230,520)

Net increase	45,742	129,630

See Notes to Financial Statements.

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Munder S&P® MidCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares

	Period Ended		Year	Year	Year	Year	Period
	6/30/04		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99(c)

Net asset value, beginning of period	$9.29		$6.94	$8.21	$8.50	$9.00	$10.00

Income/(loss) from investment operations:
Net investment income/(loss)	0.02		0.04	0.05	0.08	0.11	0.02
Net realized and unrealized gain/(loss) on investments	0.50		2.34	(1.27)	(0.24)	1.36	0.82

Total from investment operations	0.52		2.38	(1.22)	(0.16)	1.47	0.84

Less distributions:
Dividends from net investment income	(0.03)		(0.03)	(0.05)	(0.07)	(0.12)	(0.06)
Distributions in excess of net investment income	—		—	—	—	—	(0.02)
Distributions from net realized capital gains	—		—	—	(0.06)	(1.85)	(1.76)

Total distributions	(0.03)		(0.03)	(0.05)	(0.13)	(1.97)	(1.84)

Net asset value, end of period	$9.78		$9.29	$6.94	$8.21	$8.50	$9.00

Total return(b)	5.64%		34.45%	(14.96)%	(1.57)%	17.35%	9.77%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$105,337		$89,945	$44,928	$21,180	$3,015	$1,232
Ratio of operating expenses to average net assets	0.69	%(d)	0.74%	0.59%	0.43%	0.43%	0.43	%(d)
Ratio of net investment income to average net assets	0.50	%(d)	0.50%	0.60%	1.00%	1.11%	1.21	%(d)
Portfolio turnover rate	8%		7%	28%	22%	86%	36%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.69	%(d)	0.74%	0.77%	0.99%	1.08%	1.29	%(d)

(a)	The Munder S&P® MidCap Index Equity Fund Class K Shares and Class Y Shares commenced operations on November 4, 1999 and February 13, 1998, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

Y Shares

Period Ended		Year	Year	Year	Year	Year
6/30/04		Ended	Ended	Ended	Ended	Ended
(Unaudited)		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99(c)

$10.68		$7.97	$9.43	$9.74	$10.29	$11.08

0.04		0.06	0.08	0.11	0.15	0.16
0.58		2.70	(1.47)	(0.26)	1.56	1.48

0.62		2.76	(1.39)	(0.15)	1.71	1.64

(0.05)		(0.05)	(0.07)	(0.09)	(0.14)	(0.17)
—		—	—	—	—	(0.05)
—		—	—	(0.07)	(2.12)	(2.21)

(0.05)		(0.05)	(0.07)	(0.16)	(2.26)	(2.43)

$11.25		$10.68	$7.97	$9.43	$9.74	$10.29

5.83%		34.82%	(14.86)%	(1.29)%	17.74%	14.69%

$19,714		$17,683	$10,727	$9,424	$8,141	$9,264
0.44	%(d)	0.49%	0.34%	0.18%	0.18%	0.18%
0.75	%(d)	0.75%	0.85%	1.25%	1.36%	1.46%
8%		7%	28%	22%	86%	36%
0.44	%(d)	0.49%	0.52%	0.81%	0.83%	1.04%

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares

	Period
	Ended		Year	Year	Year	Year	Period
	6/30/04		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99(d)

Net asset value, beginning of period	$12.91		$9.39	$11.10	$10.96	$10.90	$10.00

Income/ (loss) from investment operations:
Net investment income	0.02		0.02	0.04	0.05	0.04	0.02
Net realized and unrealized gain/(loss) on investments	1.21		3.52	(1.71)	0.53	1.05	1.00

Total from investment operations	1.23		3.54	(1.67)	0.58	1.09	1.02

Less distributions:
Dividends from net investment income	(0.02)		(0.02)	(0.04)	(0.04)	(0.04)	(0.01)
Distributions from net realized gains	—		—	—	(0.40)	(0.99)	—
Distributions from capital	—		—	—	—	—	(0.11)

Total distributions	(0.02)		(0.02)	(0.04)	(0.44)	(1.03)	(0.12)

Net asset value, end of period	$14.12		$12.91	$9.39	$11.10	$10.96	$10.90

Total return(b)	9.51%		37.76%	(15.07)%	6.26%	10.55%	10.31%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$108,322		$97,034	$60,751	$81,407	$68,263	$30,820
Ratio of operating expenses to average net assets	0.72	%(c)	0.79%	0.52%	0.43%	0.43%	0.43	%(c)
Ratio of net investment income to average net assets	0.29	%(c)	0.16%	0.34%	0.49%	0.37%	0.89	%(c)
Portfolio turnover rate	13%		13%	12%	23%	101%	3%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.72	%(c)	0.79%	0.68%	0.69%	0.82%	0.76	%(c)

(a)	The Munder S&P® SmallCap Index Equity Fund Class K Shares and Class Y Shares commenced operations on November 4, 1999 and August 7, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

(d)	Per share numbers have been calculated using the average shares method.

(e)	The Fund ceased investment operations on May 18, 1998 and resumed operations on October 27, 1999.

(f)	Reflects the net asset value on May 18, 1998.

(g)	Annualized based on the activity of the Fund through May 18, 1998.

See Notes to Financial Statements.

Y Shares

Period
Ended		Year	Year	Year	Year	Period		Period
6/30/04		Ended	Ended	Ended	Ended	Ended		Ended
(Unaudited)		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99(d)(e)		12/31/98(e)

$12.89		$9.38	$11.08	$10.94	$10.91	$10.00		$10.23

0.04		0.05	0.06	0.08	0.09	0.02		0.02
1.20		3.50	(1.69)	0.52	1.00	1.02		0.84

1.24		3.55	(1.63)	0.60	1.09	1.04		0.86

(0.04)		(0.04)	(0.07)	(0.06)	(0.07)	(0.01)		—
—		—	—	(0.40)	(0.99)	—		—
—		—	—	—	—	(0.12)		(0.04)

(0.04)		(0.04)	(0.07)	(0.46)	(1.06)	(0.13)		(0.04)

$14.09		$12.89	$9.38	$11.08	$10.94	$10.91		$11.05(f	)

9.66%		38.04%	(14.80)%	6.45%	10.58%	10.50%		8.41%

$12,073		$10,455	$6,391	$8,136	$9,181	$22,834		$—
0.47	%(c)	0.54%	0.27%	0.18%	0.18%	0.18	%(c)	0.18	%(g)
0.54	%(c)	0.41%	0.59%	0.74%	0.62%	1.14	%(c)	0.52	%(g)
13%		13%	12%	23%	101%	3%		17%
0.47	%(c)	0.54%	0.43%	0.45%	0.57%	0.52	%(c)	4.53	%(g)

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2004 (Unaudited)

1. Organization

    As of June 30, 2004, the Munder Funds consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the following series of MST: Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund (each, a “Fund” and collectively, the “S&P® Index Funds”). MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. Each Fund is classified as a diversified management investment company under the 1940 Act. The goal of the Munder S&P® MidCap Index Equity Fund is to provide performance and income that is comparable to the Standard & Poor’s MidCap 400® Index (S&P MidCap 400®). The S&P MidCap 400® is an index of 400 stocks in the mid-cap sector of the U.S. stock market. The goal of the Munder S&P® SmallCap Index Equity Fund is to provide performance and income that is comparable to the Standard & Poor’s SmallCap 600® Index (S&P SmallCap 600®). The S&P SmallCap 600® is an index of 600 stocks in the small-cap sector of the U.S. stock market. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    Each of the S&P® Index Funds offers two classes of shares — Class K and Class Y Shares. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge. Both classes of shares have identical rights and voting privileges. Financial statements of the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including financial futures contracts, are generally valued at the last

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

quoted sales price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities for which the last quoted sales price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Securities and assets for which current market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. In certain circumstances, however, securities held by the Funds may be valued using the last reported market quotation, if using such market quotation will not materially affect the Fund’s net asset value. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or prices of comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: Each Fund used futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intended to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized appreciation/ (depreciation) of futures contracts. A Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by each Fund provides that the seller must transfer to each Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, each Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

repurchase obligation. However, there could be potential loss to each Fund in the event each Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which each Fund seeks to assert its rights.

    Loans of Portfolio Securities: Each Fund lends portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. Each Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. Each Fund also continues to receive the equivalent of the interest or dividends paid on the loaned securities. Each Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to each Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of each Fund are then prorated among the share classes, as applicable, based on the relative average net assets of each class.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by each Fund. Each Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”), through its World Asset Management division, is entitled to receive from each Fund a fee, computed and payable daily, based on the average daily net assets of each Fund, at the following annual rates:

Fees on Average
Daily Net Assets

Munder S&P® MidCap Index Equity Fund	0.15%
Munder S&P® SmallCap Index Equity Fund	0.15%

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each S&P® Index Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates subject to a Fund minimum fee of $56,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    Prior to June 1, 2004, the Advisor’s administration fee for the S&P® Index Funds was based on the aggregate average daily net assets the S&P® Index Funds, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund under the following fee schedule:

Aggregate Net Assets	Annual Fee

First $3 billion	0.0577%
Next $3 billion	0.0557%
Thereafter	0.0532%

    The remaining portfolios of MST, MFFT and @Vantage were subject to a different fee schedule based on their aggregate net assets.

    For the period ended June 30, 2004, the Advisor earned $43,107 and $41,673 before payment of sub-administration fees and $31,025 and $29,986 after payment of sub-administration fees for its administrative services to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively. During the period ended June 30, 2004, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

Index Equity Fund each paid an annualized effective rate of 0.0730% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to each Fund. As compensation for the sub-transfer agency and related services provided to each Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of each Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $6,059 and $5,795 for its sub-transfer agency and other related services provided to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively, for the period ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out of- pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Munder Funds have a Distribution and Service Plan (the “Plan”) with respect to Class K Shares. Under the Plan, service fees are collected from each Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services to their customers that invest in Class K Shares. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25% on Class K Shares. No payments are made under the Plan with regard to Class Y Shares.

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the S&P® Index Funds under the Plan. For shareholder services provided to Class K shareholders for the period ended June 30, 2004, the Munder S&P® MidCap Index Equity Fund paid $0 to Comerica Securities and $123,441 to Comerica Bank and the Munder S&P® SmallCap Index Equity Fund paid $0 to Comerica Securities and $128,236 to Comerica Bank.

5. Securities Transactions

    For the period ended June 30, 2004, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:

	Purchases	Sales

Munder S&P® MidCap Index Equity Fund	$17,294,406	$9,056,827
Munder S&P® SmallCap Index Equity Fund	$14,939,568	$14,716,481

    At June 30, 2004, aggregate cost for financial reporting purposes, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value, and net unrealized appreciation for financial reporting purposes were as follows:

		Unrealized	Unrealized	Net Unrealized
	Aggregate Cost	Appreciation	Depreciation	Appreciation
	For Financial	For Financial	For Financial	For Financial
	Reporting	Reporting	Reporting	Reporting
	Purposes	Purposes	Purposes	Purposes

Munder S&P® MidCap Index Equity Fund	$125,628,192	$22,232,862	$(4,079,308)	$18,153,554
Munder S&P® SmallCap Index Equity Fund	118,753,466	36,442,231	(7,372,008)	29,070,223

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

    At June 30, 2004, the S&P® Index Funds had the following open financial futures contracts:

		Notional	Market
	Number of	Value of	Value of	Unrealized
	Contracts	Contracts	Contracts	Appreciation

Munder S&P® MidCap Index Equity Fund:
S&P® 400 Index, Sept. 2004 (long position)	21	$6,271,916	$6,386,625	$114,709
Munder S&P® SmallCap Index Equity Fund:
Russell 2000 Index, Sept. 2004 (long position)	10	2,860,065	2,961,750	101,685

6. Transactions with Affiliated Companies

    The term “affiliated company” includes companies for which a Trustee of the Fund serves as a Director. At, or during the period ended June 30, 2004, the Munder S&P® SmallCap Index Equity Fund held the following securities of affiliated companies:

		Purchased		Sold
	Value at					Value at	Realized
Affiliate	12/31/03	Cost	Shares	Cost	Shares	6/30/04	Gain/(Loss)

Capital Automotive REIT	$252,800	$51,271	1,500	$10,250	300	$266,903	$37

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the S&P® Index Funds, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of each S&P® Index Fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended June 30, 2004, neither S&P® Index Fund utilized the revolving line of credit. For the period ended June 30, 2004, total commitment fees incurred by the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund were $740 and $767, respectively.

8. Indemnification Obligations

    Each Fund has a variety of indemnification obligations under contracts with its service providers. Each Fund’s maximum exposure under these arrangements is

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

unknown. However, the S&P® Index Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. Subsequent Events

    On August 10, 2004, the Board of Trustees approved implementation of a 2% short-term trading (redemption) fee to all classes of shares of the Funds redeemed within sixty (60) days of purchase.

10. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole. A Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends received deduction for income tax purposes.

    The tax character of distributions paid to shareholders during the year ended December 31, 2003 was as follows:

Ordinary
Income

Munder S&P® MidCap Index Equity Fund	$307,891
Munder S&P® SmallCap Index Equity Fund	155,692

    At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

		Post October
	Undistributed	Loss/Capital	Unrealized
	Ordinary	Loss	Appreciation/
	Income	Carryover	(Depreciation)	Total

Munder S&P® MidCap Index Equity Fund	$152,082	$(693,930)	$13,570,813	$13,028,965
Munder S&P® SmallCap Index Equity Fund	23,514	(3,852,816)	20,996,144	17,166,842

    The differences between book and tax distributable earnings are primarily due to wash sales, return of capital dividend payments, mark to markets on futures contracts and deferred trustees’ fees.

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

    As determined at December 31, 2003, the S&P Index Funds had available for Federal income tax purposes, unused capital losses as follows:

	Expiring 2009	Expiring 2010	Total

Munder S&P® MidCap Index Equity Fund	$—	$618,493	$618,493
Munder S&P® SmallCap Index Equity Fund	1,800,318	2,052,498	3,852,816

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Munder S&P® MidCap Index Equity Fund has elected to defer net capital and currency losses arising between November 1, 2003 and December 31, 2003 in the amount of $75,437.

11. Quarterly Portfolio Schedule

    No later than November 29, 2004, each Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the third fiscal quarter of 2004 ending on September 30, 2004. Each Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. Each Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

12. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the S&P® Index Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13. Proxy Voting Record

    Each Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by each Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR

World Asset Management,
a division of Munder Capital Management
255 East Brown Street
Birmingham, MI 48009
ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINDX604

SEMI-ANNUAL REPORT
June 30, 2004
The Munder Institutional Funds
Class Y Shares

Munder Institutional Government Money Market Fund Munder Institutional Money Market Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS

    For the six months ended June 30, 2004, the S&P 500® Index generated a 3.44% return, posting an almost identical return for each of the two quarters. A 1.69% return for the first quarter of 2004 was followed by a 1.72% return for the second quarter. In contrast, the Lehman Brothers Aggregate Bond Index posted a lower 0.15% return for the six months ended June 30, with significantly different returns from one quarter to the next. After a strong 2.66% return for the first quarter of 2004, the Lehman Index posted a –2.44% return for the second quarter. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30. The three-month Treasury bill, a proxy for money market performance, had a 0.48% return for the six months ended June 30, earning a 0.24% return in each quarter.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information on the performance of the Institutional Funds. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

Portfolio of Investments:
1	Munder Institutional Government Money Market Fund
3	Munder Institutional Money Market Fund
8	Statements of Assets and Liabilities
9	Statements of Operations
10	Statements of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

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ii

Munder Institutional Government Money Market Fund

Portfolio of Investments, June 30, 2004 (Unaudited)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.0%
Federal Farm Credit Bank (FFCB) — 2.0%
$500,000	1.250% due 10/15/2004*	$498,160

		498,160

Federal Home Loan Bank (FHLB) — 11.1%
900,000	1.070% due 07/09/2004*	899,786
453,000	1.030% due 08/10/2004*	452,481
890,000	1.450% due 01/11/2005	890,005
500,000	1.435% due 03/15/2005**	500,000

		2,742,272

Federal Home Loan Mortgage Corporation (FHLMC) — 17.8%
500,000	1.110% due 08/03/2004*	503,481
700,000	1.130% due 08/03/2004*	695,284
760,000	1.020% due 08/10/2004*	759,063
750,000	1.200% due 08/10/2004*	749,076
900,000	1.400% due 08/12/2004*	898,530
400,000	1.190% due 12/17/2004*	397,765
400,000	1.250% due 01/11/2005*	397,306

		4,400,505

Federal National Mortgage Association (FNMA) — 17.1%
1,000,000	1.250% due 07/07/2004*	999,792
600,000	1.020% due 07/20/2004*	599,677
976,000	1.010% due 07/21/2004*	975,452
750,000	1.030% due 09/08/2004*	748,520
400,000	1.090% due 09/29/2004*	398,910
500,000	1.400% due 11/10/2004*	497,433

		4,219,784

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,860,721)		11,860,721

See Notes to Financial Statements.

1

Munder Institutional Government Money Market Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Principal
Amount		Value

REPURCHASE AGREEMENTS — 52.3%
$6,901,507	Agreement with Banc of America LLC, 1.600% dated 06/30/2004, to be repurchased at $6,901,814 on 07/01/2004, collateralized by $12,648,154 FNMA Strip, 1.467%† maturing 11/01/2033 (value $7,108,552)	$6,901,507
6,000,000	Agreement with Merrill Lynch & Company, 1.600% dated 06/30/2004, to be repurchased at 6,000,267 on 07/01/2004, collateralized by $8,445,000 FNMA, 0.924%† maturing 02/01/2033 (value $6,154,166)	6,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,901,507)		12,901,507

TOTAL INVESTMENTS
(Cost $24,762,228)	100.3%	24,762,228
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(70,791)

NET ASSETS	100.0%	$24,691,437

*	Rate represents discount rate at date of purchase.

**	Variable rate security. The interest rate shown reflects rate currently in effect.

†	Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.

2

Munder Institutional Money Market Fund

Portfolio of Investments, June 30, 2004 (Unaudited)

		Rating
Principal
Amount		S&P	Moody’s	Value

CERTIFICATES OF DEPOSIT — 15.0%
$25,000,000	Abbey National Treasury Services PLC 1.395% due 02/02/2005	A-1	P-1	$24,997,782
25,000,000	Barclays Bank PLC 1.190% due 03/22/2005	A-1+	P-1	24,997,283
25,000,000	Credit Agricole SA 1.307% due 10/18/2004	A-1+	P-1	24,998,880
25,000,000	Rabobank Nederland 1.925% due 05/13/2005	A-1+	P-1	24,995,696
25,000,000	Societe Generale 1.450% due 04/15/2005	A-1+	P-1	24,999,015
25,000,000	UBS AG 1.390% due 08/30/2004	A-1+	P-1	24,999,589
25,000,000	Westdeutsche Landesbank Girozentrale 1.450% due 11/17/2004	A-1+	P-1	24,998,573

TOTAL CERTIFICATES OF DEPOSIT
(Cost $174,986,818)				174,986,818

COMMERCIAL PAPER — 35.5%
25,000,000	American Honda Finance Corporation 1.060% due 07/19/2004	A-1	P-1	24,986,750
25,000,000	DaimlerChrysler Revolving Auto 1.060% due 07/02/2004†	A-1	P-1	24,999,264
25,000,000	Falcon Asset Securitization Corporation 1.200% due 07/21/2004†	A-1	P-1	24,983,333
25,000,000	Fcar Owner Trust, Series I 1.080% due 07/07/2004†	A-1	P-1	24,995,500
25,000,000	Hbos Treasury Services PLC 1.070% due 07/23/2004†	A-1+	P-1	24,983,653
25,000,000	Jupiter Section Corporation 1.230% due 07/20/2004†	A-1	P-1	24,983,771
30,000,000	Koch Industries, Inc. 1.410% due 07/01/2004†	A-1+	P-1	30,000,000
25,000,000	Liberty Street Funding Corporation 1.220% due 07/19/2004†	A-1	P-1	24,984,750

See Notes to Financial Statements.

3

Munder Institutional Money Market Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

COMMERCIAL PAPER (Continued)
$30,000,000	Moat Funding LLC 1.160% due 08/06/2004†	A-1+	P-1	$29,965,200
25,000,000	National Rural Utilities Cooperative Finance Corporation 1.190% due 07/20/2004†	A-1	P-1	24,984,298
30,000,000	New Center Asset Trust 1.460% due 07/01/2004†	A-1+	P-1	30,000,000
25,000,000	Park Avenue Receivables Corporation 1.180% due 07/13/2004†	A-1	P-1	24,990,167
25,000,000	Receivables Capital Corporation 1.080% due 07/08/2004†	A-1+	P-1	24,994,750
25,000,000	Sigma Finance, Inc. 1.160% due 08/03/2004†	A-1	P1	24,973,417
30,000,000	Toronto-Dominion Holdings USA 1.140% due 07/14/2004†	A-1	P-1	29,987,650
20,000,000	UBS Finance, Inc. 1.420% due 07/01/2004†	A-1+	P-1	20,000,000

TOTAL COMMERCIAL PAPER
(Cost $414,812,503)				414,812,503

CORPORATE BONDS AND NOTES — 8.2%
25,000,000	CC USA, Inc., 144A 1.235% due 07/20/2004††, *	A-1+	P-1	25,000,000
25,000,000	K2 USA LLC MTN 144A 1.110% due 06/08/2005††, *	A-1+	P-1	25,000,000

See Notes to Financial Statements.

4

		Rating
Principal
Amount		S&P	Moody’s	Value

$25,000,000	Merrill Lynch & Company, Inc. 1.070% due 02/23/2005††	A-1	P-1	$25,000,000
20,000,000	Sigma Finance, Inc., 144A 1.105% due 09/09/2004††, *	A-1+	P-1	19,999,617

TOTAL CORPORATE BONDS AND NOTES
(Cost $94,999,617)				94,999,617

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.4%
	Federal Home Loan Mortgage Corporation:
25,000,000	1.050% due 07/13/2004†	AAA	Aaa	24,991,250
25,000,000	1.060% due 07/27/2004†	AAA	Aaa	24,980,861
25,000,000	1.120% due 08/10/2004†	AAA	Aaa	24,968,889

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $74,941,000)				74,941,000

REPURCHASE AGREEMENTS — 34.9%
$277,602,972	Agreement with Lehman Brothers Holdings, Inc., 1.25% dated 06/30/2004, to be repurchased at $277,612,610 on 07/01/2004 collateralized by $597,605,559 U.S. Treasury Strips, 2.357%-3.861%† having maturities 11/15/2005-02/15/2028 (value of $283,155,456)	277,602,972
50,000,000	Agreement with Merrill Lynch & Company, Inc., 1.60% dated 06/30/2004, to be repurchased at $50,002,222 on 07/01/2004, collateralized by $42,960,000 FNMA 5.500% maturing 02/01/2033 (value $31,446,112) and $21,162,429 FHLMC 4.00% maturing 05/01/2019 (value $20,055,729)	50,000,000

See Notes to Financial Statements.

5

Munder Institutional Money Market Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

Principal
Amount		Value

REPURCHASE AGREEMENTS (Continued)
$60,000,000	Agreement with Salomon Brothers Holdings, Inc., 1.55% dated 06/30/2004, to be repurchased at $60,002,583 on 07/01/2004, collateralized by $50,371,378 FNMA 2.719%-6.500% having maturities from 02/01/2014-12/01/2037 (value $51,358,803) and collateralized by $9,841,197 FHLMC 6.000%-7.500% having maturities from 09/01/2030-05/01/2034 (value $9,628,622)	$60,000,000
20,000,000	Agreement with State Street Bank and Trust Company, 1.15% dated 06/30/2004, to be repurchased at $20,000,639 on 07/01/2004, collateralized by $20,585,000 U.S. Treasury Note 3.375%, maturing 11/15/2008 (value $20,404,881)	20,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $407,602,972)		407,602,972

TOTAL INVESTMENTS
(Cost $1,167,342,910)	100.0%	1,167,342,910
OTHER ASSETS AND LIABILITIES (Net)	0.0 #	365,692

NET ASSETS	100.0%	$1,167,708,602

†	Rate represents annualized yield at date of purchase.

††	Variable rate security. The interest rate shown reflects rate currently in effect.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN   — Medium Term Note

See Notes to Financial Statements.

6

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7

The Munder Institutional Funds

Statements of Assets and Liabilities, June 30, 2004 (Unaudited)

	Munder
	Institutional	Munder
	Government	Institutional
	Money Market	Money Market
	Fund	Fund

ASSETS:
Investments, at value
See accompanying schedules:
Securities	$11,860,721	$759,739,938
Repurchase agreements	12,901,507	407,602,972

Total Investments	24,762,228	1,167,342,910
Interest receivable	7,847	1,216,523
Receivable from Investment Advisor	37,959	161,082
Prepaid expenses and other assets	1,673	129,110

Total assets	24,809,707	1,168,849,625

LIABILITIES:
Trustees’ fees and expenses payable	21,852	40,111
Administration fees payable	19,955	81,304
Dividends payable	18,553	763,059
Investment advisory fees payable	17,324	113,553
Transfer agency/ record keeping fees payable	10,078	82,811
Custody fees payable	2,365	13,959
Accrued expenses and other payables	28,143	46,226

Total Liabilities	118,270	1,141,023

NET ASSETS	$24,691,437	$1,167,708,602

Investments, at cost	$24,762,228	$1,167,342,910

NET ASSETS consist of:
Undistributed net investment income	$—	$5,163
Paid-in capital	24,691,437	1,167,703,439

	$24,691,437	$1,167,708,602

NET ASSETS:
Class Y Shares	$24,691,437	$1,167,708,602

SHARES OUTSTANDING:
Class Y Shares	24,691,437	1,167,703,440

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00	$1.00

See Notes to Financial Statements.

8

The Munder Institutional Funds

Statements of Operations, For the Period Ended June 30, 2004 (Unaudited)

	Munder
	Institutional	Munder
	Government	Institutional
	Money Market	Money Market
	Fund	Fund

INVESTMENT INCOME:
Interest	$515,473	$5,912,384

EXPENSES:
Investment advisory fees	100,542	1,081,939
Administration fees	40,770	346,474
Custody fees	23,555	78,263
Legal and audit fees	21,500	34,068
Transfer agency/ record keeping fees	16,793	223,673
Trustees’ fees and expenses	13,303	14,527
Printing and mailing fees	9,531	14,065
Registration and filing fees	270	1,013
Other	3,099	45,824

Total Expenses	229,363	1,839,846
Fees waived and expenses reimbursed by Investment Advisor	(168,924)	(1,189,504)

Net Expenses	60,439	650,342

NET INVESTMENT INCOME	455,034	5,262,042

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$455,034	$5,262,042

See Notes to Financial Statements.

9

The Munder Institutional Funds

Statements of Changes in Net Assets

	Munder Institutional Government
	Money Market Fund

	Period Ended
	June 30, 2004	Year Ended
	(Unaudited)	December 31, 2003

Net investment income	$455,034	$848,393

Net increase in net assets resulting from operations	455,034	848,393
Dividends to shareholders from net investment income:
Class Y Shares	(455,034)	(848,393)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(16,974,582)	11,775,597

Net increase/(decrease) in net assets	(16,974,582)	11,775,597
NET ASSETS:
Beginning of period	41,666,019	29,890,422

End of period	$24,691,437	$41,666,019

Capital Stock Activity(a):
Class Y Shares:
Sold	$516,409,528	$887,193,619
Redeemed	(533,384,110)	(875,418,022)

Net increase/(decrease)	$(16,974,582)	$11,775,597

(a)	Since the Munder Institutional Government Money Market Fund has sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

10

The Munder Institutional Funds

Statements of Changes in Net Assets (continued)

	Munder Institutional
	Money Market Fund

	Period Ended
	June 30, 2004	Year Ended
	(Unaudited)	December 31, 2003

Net investment income	$5,262,042	$13,247,505
Net realized gain on investments sold	—	43

Net increase in net assets resulting from operations	5,262,042	13,247,548
Dividends to shareholders from net investment income:
Class Y Shares	(5,262,042)	(13,247,505)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	161,048,478	(216,719,971)

Net increase/(decrease) in net assets	161,048,478	(216,719,928)
NET ASSETS:
Beginning of period	1,006,660,124	1,223,380,052

End of period	$1,167,708,602	$1,006,660,124

Undistributed net investment income	$5,163	$5,163

Capital Stock Activity(a):
Class Y Shares:
Sold	$1,364,475,817	$2,809,183,901
Issued as reinvestment of dividends	965,413	1,941,870
Redeemed	(1,204,392,752)	(3,027,845,742)

Net increase/(decrease)	$161,048,478	$(216,719,971)

(a)	Since the Munder Institutional Money Market Fund has sold, issued as reinvestment of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

11

Munder Institutional Government Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares

	Period Ended		Year	Year	Period
	6/30/04		Ended	Ended	Ended
	(Unaudited)		12/31/03	12/31/02	12/31/01

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.005		0.010	0.016	0.005

Total from investment operations	0.005		0.010	0.016	0.005

Less distributions:
Distributions from net investment income	(0.005)		(0.010)	(0.016)	(0.005)

Total distributions	(0.005)		(0.010)	(0.016)	(0.005)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(b)	0.46%		1.05%	1.62%	0.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$24,691		$41,666	$29,890	$13,218
Ratio of operating expenses to average net assets	0.12	%(c)	0.12%	0.12%	0.12	%(c)
Ratio of net investment income to average net assets	0.92	%(c)	0.96%	1.60%	2.13	%(c)
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.46	%(c)	0.45%	0.50%	0.46	%(c)

(a)	The Munder Institutional Government Money Market Fund Class Y Shares commenced operations on October 3, 2001.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

12

Munder Institutional Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares

	Period Ended		Year	Year	Year	Year	Period
	6/30/2004		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.005		0.011	0.018	0.041	0.062	0.050

Total from investment operations	0.005		0.011	0.018	0.041	0.062	0.050

Less distributions:
Dividends from net investment income	(0.005)		(0.011)	(0.018)	(0.041)	(0.062)	(0.050)

Total distributions	(0.005)		(0.011)	(0.018)	(0.041)	(0.062)	(0.050)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.48%		1.12%	1.79%	4.20%	6.44%	5.09%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,167,709		$1,006,660	$1,223,380	$553,773	$155,191	$102,535
Ratio of operating expenses to average net assets	0.12	%(c)	0.12%	0.12%	0.12%	0.18%	0.20	%(c)
Ratio of net investment income to average net assets	0.97	%(c)	1.11%	1.74%	3.63%	6.26%	4.99	%(c)
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.34	%(c)	0.33%	0.31%	0.33%	0.31%	0.37	%(c)

(a)	The Munder Institutional Money Market Fund Class Y shares commenced operations on January 4, 1999.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

13

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14

The Munder Institutional Funds

Notes to Financial Statements, June 30, 2004 (Unaudited)

1. Organization

    As of June 30, 2004, the Munder Funds consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the following series of MST: Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund (each a “Fund”, and collectively the “Institutional Funds”). MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. Each Fund is classified as a diversified management investment company under the 1940 Act. The goal of each of the Institutional Funds is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    Each Fund offers 2 classes of shares — Class K and Class Y Shares. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge (CDSC). Both classes of shares have identical rights and voting privileges. As of June 30, 2004, Class K Shares of the Institutional Funds had not yet commenced operations. Financial statements of the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Institutional Funds are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Institutional Funds is performed pursuant to procedures established by the Board of Trustees. Each Fund seeks to maintain a net asset value per share of $1.00.

15

The Munder Institutional Funds

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

    Repurchase Agreements: Each repurchase agreement entered into by each Fund provides that the seller must transfer to each Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, each Fund has the right to accelerate the seller’s repurchase obligation and/or to use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to each Fund in the event each Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which each Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to each Fund based upon the relevant driver of such expenses.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by each Fund. Each Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from each of the Institutional Funds a fee, computed and

16

The Munder Institutional Funds

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

payable daily, based on the average daily net assets of each Fund, at the following annual rates:

Fees on Average
Daily Net Assets

Munder Institutional Government Money Market Fund	0.20%
Munder Institutional Money Market Fund	0.20%

    The Advisor voluntarily waived fees and reimbursed certain expenses of the Institutional Funds for the period ended June 30, 2004, as follows:

		Expenses
	Fees Waived	Reimbursed

Munder Institutional Government Money Market Fund	$40,217	$128,707
Munder Institutional Money Market Fund	432,776	756,728

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each Institutional Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates subject to a Fund minimum fee of $50,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    Prior to June 1, 2004, the Advisor’s administration fee for the Institutional Funds was based on the aggregate average daily net assets of the Institutional Funds, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund under the following fee schedule:

Aggregate Net Assets	Annual Fee

First $3 billion	0.0577%
Next $3 billion	0.0557%
Thereafter	0.0532%

    The remaining portfolios of MST, MFFT and @Vantage were subject to a different fee schedule based on their aggregate net assets.

    For the period ended June 30, 2004, the Advisor earned $40,770 and $346,474 before payment of sub-administration fees and $28,443 and $250,492 after payment of sub-administration fees for its administrative services to the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund, respectively. During the period

17

The Munder Institutional Funds

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

ended June 30, 2004, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund paid an annualized effective rate of 0.0820% and 0.0641%, respectively, for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to each Fund. As compensation for the sub-transfer agency and related services provided to each Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of each Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,072 and $34,227 for its sub-transfer agency and other related services provided to the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund, respectively, for the period ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Indemnification Obligations

    Each Fund has a variety of indemnification obligations under contracts with its service providers. Each Fund’s maximum exposure under these arrangements is unknown. However, the Institutional Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

18

The Munder Institutional Funds

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

5. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

    The tax character of distributions paid to shareholders during the year ended December 31, 2003 was as follows:

Ordinary
Income

Munder Institutional Government Money Market Fund	$848,393
Munder Institutional Money Market Fund	13,247,505

    At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary
Income

Munder Institutional Government Money Market Fund	$12,110
Munder Institutional Money Market Fund	33,494

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

    At June 30, 2004, aggregate cost for financial reporting purposes was $24,762,228 and $1,167,342,910 for the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund, respectively.

6. Quarterly Portfolio Schedule

    No later than November 29, 2004, each Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the third fiscal quarter of 2004 ending on September 30, 2004. Each Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. Each Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by

19

The Munder Institutional Funds

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

7. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Institutional Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

8. Proxy Voting Record

    Each Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by each Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

20

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21

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINSTYK604

SEMI-ANNUAL REPORT
June 30, 2004
Liquidity Money
Market Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    For the six months ended June 30, 2004, the S&P 500® Index generated a 3.44% return, posting an almost identical return for each of the two quarters. A 1.69% return for the first quarter of 2004 was followed by a 1.72% return for the second quarter. In contrast, the Lehman Brothers Aggregate Bond Index posted a lower 0.15% return for the six months ended June 30, with significantly different returns from one quarter to the next. After a strong 2.66% return for the first quarter of 2004, the Lehman Index posted a –2.44% return for the second quarter. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30. The three-month Treasury bill, a proxy for money market performance, had a 0.48% return for the six months ended June 30, earning a 0.24% return in each quarter.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information on the performance of the Liquidity Money Market Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

1	Portfolio of Investments
4	Statement of Assets and Liabilities
5	Statement of Operations
6	Statements of Changes in Net Assets
7	Financial Highlights
9	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

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ii

Liquidity Money Market Fund

Portfolio of Investments, June 30, 2004 (Unaudited)

		Rating
Principal
Amount		S&P	Moody’s	Value

CERTIFICATES OF DEPOSIT — 16.5%
$3,000,000	Abbey National Treasury Services PLC 1.395% due 02/02/2005	A-1	P-1	$2,999,734
3,000,000	Barclays Bank PLC 1.190% due 03/22/2005	A-1+	P-1	2,999,674
3,000,000	Credit Agricole, SA 1.308% due 10/18/2004	A-1+	P-1	2,999,865
3,000,000	Rabobank Nederland 1.925% due 05/13/2005	A-1+	P-1	2,999,483
3,000,000	Societe Generale 1.450% due 04/15/2005	A-1+	P-1	2,999,882
3,000,000	UBS AG 1.390% due 08/30/2004	A-1+	P-1	2,999,951
3,000,000	Westdeutsche Landesbank Girozentrale 1.450% due 11/17/2004†	A-1+	P-1	2,999,829

TOTAL CERTIFICATES OF DEPOSIT
(Cost $20,998,418)				20,998,418

COMMERCIAL PAPER — 47.0%
3,000,000	American Honda Finance Corporation 1.060% due 07/19/2004†	A-1	P-1	2,998,410
3,000,000	Beta Finance, Inc. 1.100% due 07/28/2004†	A-1+	P-1	2,997,525
3,000,000	DaimlerChrysler AG 1.090% due 07/08/2004†	A-1+	P-1	2,999,364
3,000,000	Falcon Asset Securitization Corporation 1.260% due 07/26/2004†	A-1	P-1	2,997,375
3,000,000	Fcar Owner Trust, Series II 1.080% due 07/07/2004†	A-1	P-1	2,999,460
3,000,000	Fleet Funding Corporation 1.140% due 07/21/2004†	A-1+	P-1	2,998,100
3,000,000	Gannett, Inc. 1.020% due 07/09/2004†	A-1	P-1	2,999,320
3,000,000	Golden Funding Corporation 1.180% due 07/12/2004†	A-1	P-1	2,998,918
3,000,000	HBOS Treasury Services PLC 1.070% due 07/23/2004†	A-1+	P-1	2,998,038

See Notes to Financial Statements.

1

Liquidity Money Market Fund

Portfolio of Investments, June 30, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

COMMERCIAL PAPER (Continued)
$3,000,000	ING U.S. Funding LLC 1.060% due 07/15/2004†	A-1+	P-1	$2,998,763
3,000,000	International Lease Finance Corporation 1.090% due 07/19/2004†	A-1+	P-1	2,998,365
3,000,000	Jupiter Securitization Corporation 1.090% due 07/09/2004†	A-1	P-1	2,999,274
3,000,000	K2 USA LLC 1.100% due 11/15/2004†	A-1+	P-1	2,987,442
3,000,000	Lexington Parker Capital Corporation 1.070% due 07/16/2004†	A-1	P-1	2,998,663
3,000,000	Liberty Street Funding Corporation 1.280% due 07/07/2004†	A-1	P-1	2,999,360
3,000,000	Moat Funding LLC 1.090% due 07/13/2004†	A-1+	P-1	2,998,910
3,000,000	Park Avenue Receivables Corporation 1.100% due 07/09/2004†	A-1	P-1	2,999,267
3,000,000	Preferred Receivables Funding Corporation 1.070% due 07/06/2004†	A-1	P-1	2,999,554
3,000,000	Receivables Capital Corporation 1.180% due 07/09/2004†	A-1+	P-1	2,999,213
3,000,000	Toronto Dominion Holdings USA, Inc. 1.050% due 07/07/2004†	A-1	P-1	2,999,475

TOTAL COMMERCIAL PAPER
(Cost $59,964,796)				59,964,796

CORPORATE BONDS AND NOTES — 2.3%
(Cost $3,000,000)
3,000,000	Merrill Lynch & Company, Inc. 1.070% due 02/23/2005††	A-1	P-1	3,000,000

See Notes to Financial Statements.

2

		Rating
Principal
Amount		S&P	Moody’s	Value

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 4.7%
	Federal Home Loan Mortgage Corporation (FHLMC):
$3,000,000	1.050% due 07/13/2004†	AAA	Aaa	$2,998,950
3,000,000	1.120% due 08/10/2004†	AAA	Aaa	2,996,267

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $5,995,217)				5,995,217

REPURCHASE AGREEMENTS — 29.5%
27,587,738	Agreement with Lehman Brothers Holdings, Inc. 1.250% dated 6/30/2004, to be repurchased at $27,588,696 on 07/01/2004, collateralized by $63,554,786 U.S. Treasury Strips, 3.083%-10.625%, having maturities ranging from 08/15/2015-02/15/2028 (value $28,140,071)	27,587,738
$10,000,000	Agreement with State Street Bank and Trust Company, 1.150% dated 06/30/2004, to be repurchased at $10,000,319 on 07/01/2004, collateralized by $10,295,000 U.S. Treasury Note, 3.375% maturing 11/15/2008 (value $10,204,919)	10,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $37,587,738)		37,587,738

TOTAL INVESTMENTS
(Cost $127,546,169)	100.0%	127,546,169
OTHER ASSETS AND LIABILITIES (Net)	0.0 #	54,280

NET ASSETS	100.0%	$127,600,449

†	Rate represents annualized yield at date of purchase.

††	Variable rate security. The interest rate shown reflects the rate currently in effect.

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

3

Liquidity Money Market Fund

Statement of Assets and Liabilities, June 30, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$89,958,431
Repurchase agreements	37,587,738

Total Investments	127,546,169
Interest receivable	140,426
Prepaid expenses and other assets	20,772

Total Assets	127,707,367

LIABILITIES:
Trustees’ fees and expenses payable	26,906
Administration fees payable	16,418
Distribution and shareholder servicing fees payable	11,020
Transfer agency/record keeping fees payable	6,784
Custody fees payable	2,127
Investment advisory fees payable	349
Accrued expenses and other payables	43,314

Total Liabilities	106,918

NET ASSETS	$127,600,449

Investments, at cost	$127,546,169

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(9,390)
Accumulated net realized loss on investments sold	(664)
Paid-in capital	127,610,503

$127,600,449

Net asset value, offering price and redemption price per share ($127,600,449/127,627,607 shares outstanding)	$1.00

See Notes to Financial Statements.

4

Liquidity Money Market Fund

Statement of Operations, For the Period Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$701,787

EXPENSES:
Distribution and shareholder servicing fees	225,896
Investment advisory fees	225,896
Administration fees	89,375
Printing and mailing fees	30,805
Transfer agency/record keeping fees	19,996
Legal and audit fees	19,945
Custody fees	14,170
Trustees’ fees and expenses	13,631
Registration and filing fees	2,931
Other	5,212

Total Expenses	647,857
Fees waived by distributor	(161,354)

Net Expenses	486,503

NET INVESTMENT INCOME	215,284

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$215,284

See Notes to Financial Statements.

5

Liquidity Money Market Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2004	Year Ended
	(Unaudited)	December 31, 2003

Net investment income	$215,284	$379,163

Net increase in net assets resulting from operations	215,284	379,163
Dividends to shareholders from net investment income	(215,247)	(405,699)
Net decrease in net assets from Fund share transactions	(1,087,539)	(4,472,621)

Net decrease in net assets	(1,087,502)	(4,499,157)
NET ASSETS:
Beginning of period	128,687,951	133,187,108

End of period	$127,600,449	$128,687,951

Accumulated distributions in excess of net investment income	$(9,390)	$(9,427)

Capital Stock Activity(a):
Sold	$144,900,105	$180,775,085
Issued as reinvestment of dividends	215,219	405,673
Redeemed	(146,202,863)	(185,653,379)

Net decrease	$(1,087,539)	$(4,472,621)

(a)	Since the Liquidity Money Market Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

6

Liquidity Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Period Ended		Year	Year	Year	Year	Year
	June 30, 2004		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.002		0.003	0.010	0.035	0.054	0.043

Total from investment operations	0.002		0.003	0.010	0.035	0.054	0.043

Less distributions:
Dividends from net investment income	(0.002)		(0.003)	(0.010)	(0.035)	(0.054)	(0.043)

Total distributions	(0.002)		(0.003)	(0.010)	(0.035)	(0.054)	(0.043)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.17%		0.30%	1.05%	3.52%	5.54%	4.35%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$127,600		$128,688	$133,187	$165,734	$130,375	$109,551
Ratio of operating expenses to average net assets	0.75	%(c)	0.98%	0.94%	0.84%	1.00%	0.96%
Ratio of net investment income to average net assets	0.33	%(c)	0.28%	1.06%	3.39%	5.41%	4.28%
Ratio of operating expenses to average net assets without expense waivers	1.00	%(c)	1.08%	0.94%	0.84%	1.00%	0.96%

(a)	The Liquidity Money Market Fund commenced operations on June 4, 1997.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

7

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8

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2004 (Unaudited)

1. Organization

    Information presented in these financial statements pertains only to the Liquidity Money Market Fund (the “Fund”), a portfolio of Munder Series Trust (“MST”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MST was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund is part of The Munder Funds family (the “Munder Funds” or the “Funds”), which consisted of 31 portfolios as of June 30, 2004, each of which is a series of MST, The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Financial statements for the remaining Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that, in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or to use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in

9

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions and Net Investment Income: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $50,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

10

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004, were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the period ended June 30, 2004, the Advisor earned $89,375 before payment of sub-administration fees and $48,045 after payment of sub-administration fees for its administrative services to the Fund. During the period ended June 30, 2004, the Fund paid an annualized effective rate of 0.1384% for administrative services.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica, Inc. (“Comerica”), Comerica Securities, Inc. (“Comerica Securities”) or any of Comerica’s other affiliates receives any compensation from MST, MFFT or @Vantage. Comerica, through its wholly-owned subsidiary Comerica Bank,

11

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) that was adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund). The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.35%.

    During the period ended June 30, 2004, the Distributor voluntarily waived a portion of its 12b-1 fees in the amount of $161,354.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended June 30, 2004, the Fund paid $58 to Comerica Securities and $0 to Comerica Bank for shareholder services provided to Fund shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    During the year ended December 31, 2003, distributions of $405,699 were paid to shareholders from ordinary income on a tax basis.

12

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

    At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital
Income	Loss Carryover	Total

$7,185	$(664)	$6,521

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

    As determined at December 31, 2003, the Fund had available for Federal income tax purposes, $664 of unused capital losses of which $123 expires in 2007, $537 expires in 2009, and $4 expires in 2011.

    At June 30, 2004, aggregate cost for financial reporting purposes was $127,546,169.

7. Quarterly Portfolio Schedule

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the third fiscal quarter of 2004 ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

8. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2004 (Unaudited) (continued)

9. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

14

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNLIQ604

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 10. Controls and Procedures.

(a)	Within 90 days of the filing date of this Form N-CSR, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports filed on Form N-CSR under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Not applicable.
(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.
(a)(3)	Not applicable.
(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ Enrique Chang

Enrique Chang President

Date:	September 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang

Enrique Chang
President and Principal Executive Officer

Date:	September 3, 2004

By:	/s/ Peter K. Hoglund

Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	September 3, 2004